     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 18, 2006

                                                     REGISTRATION NOS. 811-21844
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              ---------------------

                                    FORM N-1A

                              ---------------------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
      PRE-EFFECTIVE AMENDMENT NO. 1                                     [X]
      POST-EFFECTIVE AMENDMENT NO.                                      [ ]
            AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
      AMENDMENT NO. 1                                                   [X]


                              ---------------------

                      ABN AMRO STRUCTURED INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              ---------------------

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
          (Address of Principal Executive Offices, including Zip Code)
       Registrant's Telephone Number, Including Area Code: (312) 884-2139

                         KENNETH C. ANDERSON, PRESIDENT
                      ABN AMRO STRUCTURED INVESTMENT FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                              ---------------------

                                   COPIES TO:
                                CATHY G. O'KELLY
                     VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the Registration Statement becomes effective.

Pursuant to Section 24(f)(1) under the Investment Company Act of 1940, Registrant declares that an indefinite number of units of beneficial interest, no par value, are being registered by this Registration Statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

================================================================================

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[LOGO]


                   SUBJECT TO COMPLETION _______________, 2006



                      ABN AMRO STRUCTURED INVESTMENT FUNDS


                                 CLASS A SHARES


                                   PROSPECTUS


                           ABN AMRO HIPOINT 2011 FUND
                           ABN AMRO HIPOINT 2013 FUND
                           ABN AMRO HIPOINT 2016 FUND
                           ABN AMRO HIPOINT 2021 FUND


                                 ________, 2006


NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                                                   TICKER SYMBOL


                           ABN AMRO HiPoint 2011 Fund



                           ABN AMRO HiPoint 2013 Fund



                           ABN AMRO HiPoint 2016 Fund



                           ABN AMRO HiPoint 2021 Fund

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
HIPOINT FUNDS............................................................     1
FUND EXPENSES............................................................     6
ADDITIONAL INFORMATION ABOUT THE PROTECTED VALUE.........................     8
MANAGEMENT OF THE FUNDS..................................................    12
PORTFOLIO HOLDINGS.......................................................    13
SHAREHOLDER INFORMATION..................................................    14
DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................    30
FINANCIAL HIGHLIGHTS.....................................................    32
GENERAL INFORMATION......................................................    33



     Thank you for your interest in the ABN AMRO Structured Investment Funds. The Funds offered in this prospectus offer the potential for capital appreciation during a prescribed investment period while seeking to preserve the highest net asset value attained during such period, as adjusted for dividends and distributions paid by the Funds. Please read this prospectus carefully and keep it for future reference.


     No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. As with all mutual funds, these Funds have the following general risks:

     -    the value of fund shares will fluctuate

     -    you could lose money

     - you cannot be certain that a fund will achieve its investment objective

     Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

                      (This page intentionally left blank)

                                  HIPOINT FUNDS



     This prospectus offers shares in four series of ABN AMRO Structured Investment Funds, a Delaware statutory trust: ABN AMRO HiPoint 2011 Fund, ABN AMRO HiPoint 2013 Fund, ABN AMRO HiPoint 2016 Fund and ABN AMRO HiPoint 2021 Fund (each a "Fund," and collectively the "Funds").



     Each Fund is designed for investors that have a long-term investment goal that is compatible with the Fund's investment horizon. The end of the designated investment period for each Fund is referred to as the "Horizon Date." ABN AMRO Asset Management, Inc. (the "Investment Adviser") serves as the investment adviser to each Fund. Aston Asset Management LLC ("Administrator") provides, or arranges for the provision of, fund accounting and administration services to the Funds.


INVESTMENT OBJECTIVES


     HiPoint 2011 Fund seeks long-term capital appreciation over approximately a five-year investment period while seeking to preserve the highest net asset value attained by the Fund during such period, as adjusted for dividends and distributions paid by the Fund. The Fund's principal investment strategies are designed to assure that if you hold your shares until the Horizon Date (October 31, 2011) and redeem your shares on that date, you will receive at least the Protected Value (as defined below).



     HiPoint 2013 Fund seeks long-term capital appreciation over approximately a seven-year investment period while seeking to preserve the highest net asset value attained by the Fund during such period, as adjusted for dividends and distributions paid by the Fund. The Fund's principal investment strategies are designed to assure that if you hold your shares until the Horizon Date (October 31, 2013) and redeem your shares on that date, you will receive at least the Protected Value (as defined below).



     HiPoint 2016 Fund seeks long-term capital appreciation over approximately a ten-year investment period while seeking to preserve the highest net asset value attained by the Fund during such period, as adjusted for dividends and distributions paid by the Fund. The Fund's principal investment strategies are designed to assure that if you hold your shares until the Horizon Date (October 31, 2016) and redeem your shares on that date, you will receive at least the Protected Value (as defined below).



     HiPoint 2021 Fund seeks long-term capital appreciation over approximately a fifteen-year investment period while seeking to preserve the highest net asset value attained by the Fund during such period, as adjusted for dividends and distributions paid by the Fund. The Fund's principal investment strategies are designed to assure that if you hold your shares until the Horizon Date (October 31, 2021) and redeem your shares on that date, you will receive at least the Protected Value (as defined below).



     The Protected Value represents a per share value and is the greater of (i) a Fund's net asset value at inception ($10.00), and (ii) the highest net asset value attained by the Fund prior to the Horizon Date, as adjusted for dividends and distributions paid by the Fund. The Protected Value is not the amount you paid for your shares. Because the Protected Value is a per share value, it is adjusted (decreased) in proportion to dividends and distributions paid after the date the Protected Value is established. See "Additional Information About the Protected Value - How Do Dividends and Distributions Affect the Protected Value?" below.



WHAT IS THE HORIZON DATE?



A Fund's investment "horizon" is the time period in which a Fund seeks to achieve its investment goal. The Horizon Date is also the date on which you are entitled to receive the Protected Value. See "Additional Information About the Protected Value - Options on the Horizon Date" at page ___.

     The Protected Value is calculated each day the Funds are open for business, provided that the assets of a Fund are not invested irreversibly in fixed-income investments and cash equivalents. Once this occurs, the Protected Value of a Fund will no longer be increased. The Protected Value is posted on the Funds' website at _______.



     Your Protected Amount is the number of shares you own multiplied by the Protected Value. Generally, your Protected Amount will remain the same before and after the distribution if you reinvest all dividends and distributions in additional shares of the same Fund and do not redeem any shares before the Horizon Date. Your Protected Amount will decrease following the distribution if you elect to receive dividends and distributions in cash or if you redeem shares before the Horizon Date. YOUR PROTECTED AMOUNT MAY DIFFER FROM YOUR ORIGINAL INVESTMENT.



     Each Fund's investment objective is fundamental through the Horizon Date and may not be changed by the Board of Trustees of the Funds without shareholder approval before the Horizon Date. If the Board of Trustees elects to continue operations after the Horizon Date, the Board may adopt a new investment objective.


PRINCIPAL INVESTMENT STRATEGIES


     Each Fund holds a portfolio consisting of an equity component, a fixed-income component and cash equivalents. The equity component is designed to achieve capital appreciation through exposure to U.S. equity markets by investing primarily in derivatives and other financial instruments, mainly futures and options on the S&P 500 Index(R). The fixed-income component is designed to maintain each Fund's Protected Value by investing primarily in zero coupon U.S. Treasury securities. A Fund's cash equivalent component is designed to maintain liquidity, provide coverage for derivative positions and facilitate the rebalancing of portfolio investments.



     ALLOCATION STRATEGY



     The Investment Adviser constructs and rebalances the portfolio of each Fund using a proprietary quantitative model. The initial allocation of the portfolio is determined primarily by the initial price of zero coupon U.S. Treasury securities required to support the Protected Value on the Fund's inception date. Pursuant to the model, the Fund seeks to hold an amount of U.S. Treasury securities with a principal value at maturity equal to the Protected Value multiplied by number of outstanding shares of the Fund as of the Horizon Date (the "Protected Amount"). The amount necessary to purchase such securities at current market prices is allocated to the fixed-income component. Remaining assets are initially allocated at a ratio of 70% to the equity component and 30% to cash equivalents (the "neutral weighting"), and rebalanced annually back to a neutral weighing.



     The Investment Adviser generally rebalances the portfolio whenever the Protected Value increases. The Investment Adviser may delay a rebalancing if the resulting transactions are de minimis in size and the Investment Adviser believes the costs of rebalancing outweighs the benefits. When the Protected Value increases and the number of outstanding shares has increased or is the same since the last rebalancing, additional assets are allocated to the fixed-income component. As a result, the equity component and cash equivalents are reduced in proportion to their current market values by the amount re-allocated to the fixed-income component. However, redemptions prior to a rebalancing may have the effect of reducing the amount of assets allocated to the fixed-income component. Regardless of the number of shares outstanding at the time of rebalancing, the re-allocation to the fixed-income component is equal to the current market price of additional U.S. Treasury securities with a principal value equal to the increased Protection Amount. Except as provided above, the Investment Adviser seeks to maintain a fixed-income component comprised of U.S. Treasury securities with a principal value equal to at least 100% of the Protected Amount at all times.



HOW DO THE FUNDS DIFFER?


Each Fund follows the same principal investment strategies and is managed by the same investment team. Each Fund has a different Horizon Date. Because each Fund seeks its goal over a different time horizon, the Funds will have different allocations among the three portfolio components.


WHAT IS LEVERAGE?



Leverage exists when a Fund has the ability to sustain gains or losses in excess of its capital commitment. It is expected that the use of derivatives will produce effective equity exposure of 2 to 3 times the value of the underlying derivative instrument. Such exposure may magnify gains and losses.

     It is anticipated that a Fund with a longer time remaining to its Horizon Date will have a greater percentage of its assets allocated to the equity component. As of the commencement of operations, each Fund expects to allocate assets to the fixed-income component as follows: _____% for the 2011 Fund, _____% for the 2013 Fund, _____% for the 2016 Fund, and _____% for the 2021
Fund. As a Fund nears its Horizon Date, a greater portion of its assets ordinarily will be allocated to the fixed-income component. Additionally, the principal value of fixed-income securities is increased each time that the Protected Value is increased in order to support a higher net asset value. If the fixed-income component is increased, the equity and cash equivalent components necessarily decrease and the potential for capital appreciation likewise decreases.


     EQUITY COMPONENT


     Each Fund seeks capital appreciation primarily through an actively managed portfolio of equity securities, derivatives and other financial instruments that provide broad exposure to the U.S. equity markets. Each Fund will seek equity exposure primarily through exchange-traded futures and options on the S&P 500 Index and potentially other major U.S. stock market indices. The equity investment strategy is designed to capture upward price movements of the S&P 500 Index or other major U.S. stock indices. The Funds may invest in other types of derivatives or other financial instruments that provide exposure to the U.S. equity markets, including over-the-counter derivatives, so long as such investments are consistent with a Fund's investment objective. The Funds use options and futures on securities indices because they provide increased exposure to the performance of an index without buying the underlying securities that comprise the index. The Funds also may invest directly in exchange-traded funds (ETFs) and options on ETFs.



     The Investment Adviser determines the net equity exposure of each Fund using a proprietary quantitative model. The net equity exposure is the equity exposure of the Fund after taking into account the leverage effect of the derivative investments held by the Fund and the Fund's hedging strategy. For these Funds, leverage means that, for each $1 invested by the Fund through a futures or options contract on an equity index, the Fund can obtain equity exposure in an amount of approximately $2 to $3. Because the Fund allocates its assets first to the fixed-income component, the initial equity exposure of each Fund depends primarily on the price (i.e., yield) of U.S. Treasury securities. In general, the Funds do not anticipate the equity exposure for a Fund to exceed 95% of its net assets. Assuming the yields below, the initial equity exposure of each Fund including the leverage effects of derivative instruments, is expected to be as follows:



YIELD   2011 FUND   2013 FUND   2016 FUND   2021 FUND
-----   ---------   ---------   ---------   ---------
  4%     25 - 40%    35 - 55%    45 - 70%    65 - 95%
4.5%     30 - 45%    40 - 60%    50 - 75%    70 - 95%
  5%     33 - 50%    43 - 65%    55 - 85%    75 - 95%
5.5%      [___]        [___]      [___]       [___]
6.0%      [___]        [___]      [___]       [___]



     The Funds will seek to hedge against significant declines in the U.S. equity markets primarily through the use of put options or a combination of put and call options on the S&P 500 Index or other indices in which the Funds invest. In general, each Fund intends to hold put options or a combination of put and call options in various amounts and at various strike prices that will seek to protect against significant declines in the portfolio (e.g., a 50% decline between monthly option expiries). The hedge is designed to ensure that the value of the equity component does not fall below zero. The hedge is not designed to protect against all downward price movements.

     FIXED-INCOME COMPONENT


     To maintain the Protected Value, the Funds invest in zero coupon U.S. Treasury securities. Zero coupon treasuries evidence the right to receive a fixed payment at a future date (e.g., the Horizon Date) from the U.S. government, and are backed by the full faith and credit of the U.S. government. Zero coupon U.S. Treasury securities held by a Fund will consist of U.S. Treasury notes or bonds that have been stripped of their unmatured interest coupons (Principal Only STRIPs) or unmatured interest coupons from U.S. Treasury notes or bonds (Interest Only STRIPs). A Fund generally will purchase zero coupon U.S. Treasury securities with a principal value in an amount that the Investment Adviser determines is sufficient to enable eligible shareholders to receive the Protected Amount on the Horizon Date. A Fund normally seeks to hold zero coupon securities with maturities that approximate (but are less than or equal to) the Horizon Date.


     CASH EQUIVALENTS


     A Fund may hold a portion of its assets in cash equivalents to maintain liquidity, provide reserves for future Fund expenses, provide coverage for certain derivative transactions, and facilitate rebalancing of its portfolio. The Funds may invest without limit in money market funds, commercial paper, U.S. government securities, repurchase agreements and other high quality money market instruments for these purposes.











     PROTECTION AGREEMENT



     In the event that a Fund does not have sufficient assets on the Horizon Date to pay the Protected Amount, each Fund has entered into an agreement with ABN AMRO Holding N.V. (the "Protection Provider"), under which the Protection Provider has agreed to make, if necessary, sufficient contributions on the Horizon Date to enable eligible shareholders to receive the Protected Amount. Under the terms of the Protection Agreement, the Protection Provider has an unconditional obligation to contribute assets to the Fund on the Horizon Date if assets are not sufficient to pay the Protected Amount. The Protection Provider does not receive any compensation under the Agreement. The Protection Provider may not terminate the Agreement unless ABN AMRO Asset Management, Inc. no longer serves as investment adviser. See "Additional Information About the Protected Value" at page __.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

     You could lose money by investing in a Fund. There is no assurance that a Fund will achieve its investment objective. The principal risks of the Funds are allocation risk, credit risk, derivatives risk, early termination risk, interest rate risk, market risk, portfolio turnover risk and protection provider risk.


     ALLOCATION RISK. Allocation risk is the risk that the Investment Adviser's asset allocation strategy does not produce the intended results. The performance of each Fund depends, in large part, on the Investment Adviser's ability to optimize the Fund's equity exposure through its allocation strategy and to correctly assess the level of fixed-income assets needed to maintain the Protected Value. To the extent that a Fund's assets are allocated to the fixed-income component to maintain the Protected Value, the Fund's ability to participate in upward equity market movements is reduced. If the Investment Adviser's allocation strategy is not successful, it is possible that a Fund may have insufficient assets to pay the Protected Value at the Horizon Date.


     CREDIT RISK. Credit risk (also called default risk) is the risk that the issuer of a debt security will not be able to make principal and interest payments when due or that a party to an over-the-counter transaction will be unable or unwilling to make timely payments or otherwise honor its obligations. The credit ratings of issuers could change and negatively affect a Fund's share price or yield. The guarantee of the U.S. government does not apply to the market value of zero coupon U.S. Treasury securities.

     DERIVATIVES RISK. Derivative instruments involve risks that are in addition to, and different from, the performance of the underlying asset. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative instrument. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative instrument could have a large potential impact on the performance of a Fund. A Fund could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments that they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.


     For example, although the current markets for S&P 500 futures contract is liquid, there can be no assurance of market liquidity and a Fund may be unable to close out a position when it attempts to do so. In addition, because the exchange-traded S&P 500 futures contacts are required to be marked-to-market at the end of each taxable year and because the original issue discount on principal-only STRIPS must be accrued ratably under the Internal Revenue Code of 1986, as amended, the Funds may have to make required distributions without having received the cash for such distributions. As a result, the Funds may be forced to sell securities at inopportune times.



     A Fund's use of derivative investments essentially leverages the Fund's assets. Relatively small market movements may result in large changes to the prices of the S&P 500 futures contracts. As a result, such investments can result in losses or gains that greatly exceed the amount originally invested.



     EARLY TERMINATION RISK. Early termination risk is the risk that a Fund may be terminated and your shares liquidated before a Fund's Horizon Date. In the event of an early termination, you will be entitled to receive the greater of the net present value of a Fund's Protected Value (the "Accelerated Protected Value") or the net asset value of a Fund on the early termination date. Because the Accelerated Protected Value accounts for the time value of money, it may be less than the current net asset value of a Fund and it may be less than what you paid to purchase your shares. Generally, the longer the time remaining to the Horizon Date, the greater the discount to the Protected Value. In the event that the Fund has insufficient assets to pay the Accelerated Protected Value, the Protection Provider's agreement to contribute sufficient assets will apply. See "Additional Information About the Protected Value" at page ____ for more information.



     INTEREST RATE RISK. Interest rate risk is the risk that changes in interest rates may affect the value of a Fund's investments, including the zero coupon securities used to achieve the Protected Value. If interest rates rise, the prices of bonds tend to fall which may result in a loss to you if you sell your shares before the Horizon Date. The longer the maturity of a bond, the more sensitive the bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater sensitivity to changes in interest rates than a short-term bond (2-year). Because they are purchased at a deep discount and do not pay interest periodically, zero coupon securities tend to be subject to greater interim fluctuation of market value in response to changes in interest rates than interest-paying securities of comparable quality and maturity.


     MARKET RISK. Market risk is the risk that the value of a Fund's investments will fluctuate and that prices overall will fluctuate over short- or long-term periods. A stock index like the S&P 500 Index fluctuates with changes in the values of the stocks that are included in the index. The values of individual stocks may move up or down in response to equity market conditions, changes in the economy or developments at a particular company. The performance of the equity component will also depend on the Investment Adviser's ability to manage exposure to price movements in the index.

     PORTFOLIO TURNOVER RISK. The asset allocation method used by the Investment Adviser, which involves making periodic adjustments to the portfolio components, may result in additional transaction costs and/or the recognition of capital gains, including short-term capital gains, which are taxed as ordinary income. This process can have an adverse effect on the performance of the Funds during periods of increased market volatility. This may also result in the Funds having a higher portfolio turnover with respect to its equity component (including short-term transactions in derivatives). In addition, the Funds may be required to sell securities in order to satisfy the distribution requirements applicable to regulated investment companies. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year, which may increase overall costs.



     PROTECTION PROVIDER RISK. Protection Provider risk is the risk that the Protection Provider is unable to make sufficient payments to a Fund to enable eligible shareholders to receive a Fund's Protected Value on the Horizon Date or to receive the Accelerated Protected Value in the event of early termination. This may occur if the financial condition of the Protection Provider deteriorates. If the financial condition of the Protection Provider deteriorates, the Board of Trustees may be unable to find a comparable replacement. In such an event, the Board of Trustees will take such action as it deems to be in the best interest of a Fund and its shareholders including (i) determining to continue the operation of the Fund without the benefit of a protection arrangement, (ii) entering into an alternative protection arrangement with greater costs to the Fund, or (iii) electing to terminate the Fund early. Please see "Additional Information About the Protected Value" beginning at page
___.


FUND PERFORMANCE

     The Funds are new and do not have a full calendar year of operations. Accordingly, the bar charts and tables showing the Funds' annual returns and average annual total returns are not included.

                                  FUND EXPENSES


     The following table describes the shareholder fees and annual operating expenses that you may pay if you buy and hold Class A Shares of a Fund. Expense information shown reflects estimated annualized expenses that Class A Shares expect to incur in their initial fiscal year.


SHAREHOLDER FEES(A)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                  Class A Shares
                                                                  --------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)...............................      [___]%(b)
Maximum Contingent Deferred Sales Charge (Load) (as a
   percentage of the lower of original purchase price or
   redemption proceeds)........................................       1.00%(c)
Redemption Fee (as a percentage of the amount redeemed)........       NONE
Exchange Fees..................................................       NONE


----------
(a) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

(b) The sales charge declines with certain increases in the amount invested. An initial sales charge will not be imposed on investments of $1 million or more or if your purchase meets certain requirements. (See "Applicable Sales Charges" on page __).

(c) The redemption of Class A Shares purchased pursuant to the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge
     (CDSC) of 1.00% if redeemed within twelve months of purchase. (See "Large Order NAV Purchase Privilege" on page __). This sales charge is not reflected in the example below.

ANNUAL FUND OPERATING EXPENSES

     Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                TOTAL ANNUAL              NET ANNUAL
                                  DISTRIBUTION                      FUND                     FUND
                    MANAGEMENT   AND/OR SERVICE      OTHER        OPERATING    EXPENSE    OPERATING
                        FEE       (12B-1) FEES    EXPENSES(A)     EXPENSES     WAIVERS   EXPENSES(B)
                    ----------   --------------   -----------   ------------   -------   -----------
HiPoint 2011 Fund
   Class A.......     [___]%         [___]%          [___]          [___]       [___]       [___]
HiPoint 2013 Fund
   Class A.......     [___]%         [___]%          [___]          [___]       [___]       [___]
HiPoint 2016 Fund
   Class A.......     [___]%         [___]%          [___]          [___]       [___]       [___]
HiPoint 2021 Fund
   Class A.......     [___]%         [___]%          [___]          [___]       [___]       [___]


----------


(a) Because the Funds had not commenced operations as of ___, 2006, Other Expenses are based on the estimated expenses that each Fund expects to incur in its initial fiscal year based on assets of $_____. Other Expenses includes payments pursuant to a Shareholder Services Plan of up to .25%. See "Shareholder and Service Fees" at page ___.



(b) The Investment Adviser has contractually agreed to waive its management fee and, if necessary, reimburse other operating expenses of each Fund (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, taxes, and extraordinary expenses) to the extent that such expenses exceed ____% of average net assets. The agreement will remain in place until at least __________, 2007. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three year period if the Fund's expense ratio, including the recovered expenses, falls below the stated expense ratio.


EXAMPLE


     The following examples are based on expenses shown above (including one year of capped expenses in each period). This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same (assuming one year of waived expenses in each period). The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.



                    1 YEAR        3 YEARS
                    ------        -------
HiPoint 2011 Fund
   Class A.......   $[___](a)(b)  $[___](a)(c)
HiPoint 2013 Fund
   Class A.......   $[___](a)(b)  $[___](a)(c)
HiPoint 2016 Fund
   Class A.......   $[___](a)(b)  $[___](a)(c)
HiPoint 2021 Fund
   Class A.......   $[___](a)(b)  $[___](a)(c)



     You would pay the following expenses if you did not redeem your shares at the end of the period shown (assuming one year of waived expenses in each period):

                    1 YEAR     3 YEARS
                    ------     -------
HiPoint 2011 Fund
   Class A.......   $[___](a)  $[___](a)
HiPoint 2013 Fund
   Class A.......   $[___](a)  $[___](a)
HiPoint 2016 Fund
   Class A.......   $[___](a)  $[___](a)
HPoint 2021 Fund
   Class A.......   $[___](a)  $[___](a)


----------
(a) Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.

(b) The redemption of Class A Shares purchased pursuant to the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge
     (CDSC) of 1.00% if redeemed within twelve months of purchase. (See "Large Order NAV Purchase Privilege" on page __). This sales charge is not reflected in the example.

(c)  CDSC not applicable.




                ADDITIONAL INFORMATION ABOUT THE PROTECTED VALUE

     WHO IS ENTITLED TO RECEIVE THE PROTECTED VALUE?


     Unlike many principal protected funds, the Funds offer their shares for sale continuously rather than for a limited offering period. This means you may purchase shares on any business day at each Fund's net asset value (plus applicable sales charges). Shareholders who hold their shares until the Horizon Date are eligible to receive the Protected Value on the Horizon Date regardless of when they purchased shares. You do not have to be a shareholder at the time the Protected Value was achieved. For example, if you purchased shares on March 31st of Year 1 and the Protected Value was achieved on January 15th of Year 1, you will receive the Protected Value achieved on January 15th if you hold your shares until the Horizon Date.


     WHEN DOES A FUND PAY THE PROTECTED VALUE?

     You are entitled to receive a Fund's Protected Value only on the Horizon Date. If you redeem or exchange your shares before the Horizon Date, you will receive the net asset value next calculated after receipt of your request in good order. A Fund's net asset value will fluctuate and may be higher or lower than the Protected Value. If you redeem or exchange some but not all of your shares, you are entitled to the Protected Value only with respect to the shares you continue to hold until the Horizon Date.

     WHEN DOES A FUND CALCULATE ITS PROTECTED VALUE?


     A Fund's initial Protected Value is equal to the Fund's net asset value per share at inception ($10.00). The Protected Value is calculated each business day the Funds are open for business unless a Fund's assets are irreversibly allocated to the fixed-income component and cash equivalents. A Fund's Protected Value will not be adjusted downward as a result of market value fluctuations or decreases in the Fund's net asset value.


     HOW DO DIVIDENDS AND DISTRIBUTIONS AFFECT THE PROTECTED VALUE?


     A Fund's Protected Value will be adjusted for dividends and distributions paid after the date the Protected Value was established (see Examples below). When a Fund pays a dividend or distribution, the Fund's net asset value is reduced proportionately by the amount of the dividend or distribution. Because a Fund's Protected Value represents a per share amount, the Protected Value must likewise be reduced, but will be reduced proportionately by the percentage amount of the dividend or distribution rather than by the dollar amount of the dividend or distribution. If you reinvest your dividends and distributions, however, you will receive additional shares and your Protected Amount (the number of shares you hold multiplied by the Protected Value) will remain the same. If you elect not to reinvest dividends and distributions, your Protected Amount will decrease in proportion to the amount of the dividend or distribution.


     WHAT HAPPENS TO THE PROTECTED VALUE IF A FUND'S PORTFOLIO IS INVESTED ENTIRELY IN FIXED-INCOME SECURITIES AND CASH EQUIVALENTS?


     Under normal circumstances, a Fund's allocation to the fixed-income component will increase as the Fund nears its Horizon Date. If a Fund's portfolio consists exclusively of fixed-income securities and cash equivalents, it is not expected that the Fund will make further allocations to the equity component before the Horizon Date. Accordingly, the Protected Value of a Fund will not be increased when a Fund's portfolio is invested irreversibly in fixed-income securities and cash equivalents even if a subsequent net asset value is higher than the then-current Protected Value.


     WHAT HAPPENS IF A FUND DOES NOT HAVE SUFFICIENT ASSETS TO PAY THE PROTECTED VALUE?


     The Protection Provider has entered into an agreement with each Fund under which it has agreed to make, if necessary, sufficient payments to the Fund on the Horizon Date to enable eligible shareholders who redeem their shares on the Horizon Date to receive the Protected Value (the "Protection Agreement"). Under the terms of the Protection Agreement, the Protection Provider has an unconditional obligation to contribute assets to a Fund if the Fund has insufficient assets to pay the Protected Value as of the Horizon Date. The Protection Agreement shall remain in effect so long as the Investment Adviser serves as investment adviser to the Funds. The Protection Agreement applies to early termination payments.



     The agreement automatically terminates with respect to a Fund in the event that the Board of Trustees terminates ABN AMRO Asset Management, Inc. as investment adviser to that Fund. If the Investment Adviser resigns and the Board of Trustees is unable to find a suitable successor or if the Board otherwise determines it is in the best interest of the Fund and its shareholders to terminate a Fund in this circumstance, the Board may elect an early termination and the early termination provisions shall apply. If the Board does not elect an early termination, the Protection Provider shall be relieved of all obligations under this agreement upon appointment of a successor investment adviser.



     In the event of an early termination of a Fund for any reason, the terms of the Protection Agreement shall continue through the termination date of the Fund and shall apply if there are insufficient assets to pay the Accelerated Protected Value on the Early Termination Date.


HOW IS THE PROTECTED VALUE CALCULATED?

     The following examples show how a Fund calculates its Protected Value. The examples assume the following:


     - You invested $10,000 in the HiPoint 2016 Fund on the Fund's inception date.


     - You purchased Class A Shares with an applicable sales load of 5.00% ($10,000 X 5.00% = $500), which is deducted from your initial investment.

     - The total number of shares you would own in the Fund upon the initial investment, after subtracting the sales load and assuming an initial net asset value of $10.00, would be 950 ($9,500/$10.00 per share =
          950) with a total value of $9,500.

     EXAMPLE 1


          On the last business day of the next month (one month after inception), the Fund's net asset value was $11.00. As such, the Protected Value would increase to $11.00. No dividends or distributions are paid by the Fund. Assuming the net asset value never exceeds $11.00 on any day and you hold your shares until the Horizon Date, you would receive the Protected Value on the Horizon Date ($11.00 per share) multiplied by the number of shares you owned (950). On the Horizon Date, you may redeem your shares for $10,450 (950 shares X $11.00 per share = $10,450).


     EXAMPLE 2


          The Fund does not achieve a net asset value that is higher than $10.00 during its lifetime, and the net asset value of the Fund on the Horizon Date was $9.00 per share. In this case, the Protected Value is $10.00 per share (i.e., the net asset value at inception). No dividends or distributions are paid by the Fund. On the Horizon Date, you may redeem your shares at the Protected Value of $10.00 per share or $9,500 in the aggregate.


     EXAMPLE 3

          The Fund reaches a Protected Value of $15.00 per share. The net asset value per share subsequently drops to $12.50. The Fund then declares a dividend of $1.25 per share, which reduces the Fund's current net asset value to $11.25. The Fund's Protected Value is then reduced proportionally by the amount of the dividend ($1.25/$12.50 = 10%). A 10% reduction in the Fund's Protected Value results in a new Protected Value of $13.50 ($15.00 per share less 10% of $15.00). On the Horizon Date, assuming no increases in the Protected Value and no other dividends or distributions, the Protected Value would be $13.50 per share.

     EXAMPLE 4


          Assume the facts of Example 3. If you decide to reinvest the $1.25 per share dividend, you are entitled to 105.55 new shares of the Fund. ($1.25 x 950 shares/$11.25 = 105.55 new shares). Your Protected Amount with respect to all of your shares would then be 1055.55 x $13.50 = $14,250. Prior to the dividend, your Protected Amount with respect to your shares was 950 x $15.00 = $14,250. YOUR PROTECTED AMOUNT REMAINS THE SAME IF YOU REINVEST ALL DIVIDENDS AND DISTRIBUTIONS IN ADDITIONAL SHARES OF THE FUND.


     EXAMPLE 5


          Assume the facts of Example 3. If you choose not to reinvest the $1.25 per share dividend, you are not entitled to any new shares in the Fund. Instead, you will receive the $1.25 per share dividend in cash. As a result, your aggregate Protected Value after the payment of the dividend will be 950 x $13.50 = $12,825. Prior to the dividend, your aggregate Protected Value was 950 x $15.00 = $14,250. YOUR PROTECTED AMOUNT DECREASES IF YOU REQUEST DIVIDENDS AND DISTRIBUTIONS TO BE PAID IN CASH.

OPTIONS ON THE HORIZON DATE


     The Board may in its sole discretion, without shareholder approval, elect to (i) continue the operation of a Fund after the Horizon Date without the benefit of a Protected Value feature; (ii) continue the operation of a Fund by setting a new Horizon Date with a Protected Value feature; (iii) terminate the Fund as of the Horizon Date; or (iv) take any other actions the Board of Trustees determines is in the best interests of the Fund's shareholders, provided that shareholder approval is not required by applicable law. You will receive notice of your options at least sixty (60) days before the Horizon Date. In all cases, you will have the right to redeem your shares on the Horizon Date for cash at the greater of a Fund's net asset value on the Horizon Date or the Protected Value. If you elect to continue your investment in a Fund, the Protection Provider will contribute sufficient assets, if necessary, to ensure that the value of your account is at least equal to the Protected Amount on the Horizon Date.


     On the Horizon Date you may elect to receive the Protected Value in cash by redeeming your shares. You may exchange your shares into another series of the Trust on the Horizon Date. Please keep in mind that an exchange is a taxable event and you may be subject to sales charges of the Fund you exchange into.

EARLY TERMINATION


     The Board of Trustees of the Funds may terminate a Fund before it reaches its Horizon Date if the Board determines that the Fund's asset size is not economically viable, if the Investment Adviser resigns or is terminated and the Board determines that a replacement investment adviser and/or support provider will not be appointed or if the Board determines that it is otherwise in the best interest of shareholders to terminate a Fund. In addition, a Fund may be terminated early if all of the assets of a Fund are irreversibly allocated to the fixed-income component and cash equivalents.



     If a Fund is terminated early, you will be entitled to receive the greater of the net present value of a Fund's Protected Value (the "Accelerated Protected Value") or the net asset value of a Fund on the early termination date. The Accelerated Protected Value is calculated by applying discount rates based on the internal rates of return of the securities in a Fund's fixed-income portfolio in effect on the date of the notice to investors advising them of the early termination. Because the discount rates are the internal rates of return, the Accelerated Protected Value is expected to approximate the market value of the fixed-income portfolio. Because the computation accounts for the time value of money, the Accelerated Protected Value may be less than the current net asset value of a Fund and it may be less than what you paid to purchase your shares. Generally, the longer the time remaining to the Horizon Date, the greater the discount to the Protected Value.



     In the event that a Fund has insufficient assets to pay the Accelerated Protected Value on the Early Termination Date, the Protection Provider's agreement to contribute sufficient assets will apply.


     In the event of early termination, any CDSC or other sales charges will be waived. For more information concerning charges, please consult "Applicable Sales Charges" below.

     You will receive at least 60 days' prior written notice of an early termination. If a notice of termination is declared for a Fund, that Fund will cease selling shares to new shareholders. The notice will set forth the Fund's Accelerated Protected Value and the date your shares will be redeemed.

                             MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER


     The Investment Adviser provides management services to the Funds. The Investment Adviser is paid a management fee by each Fund for its services at an annual rate based on the average daily net assets of the Funds. The accompanying information highlights the terms of the management agreements with the Funds, including fees, and includes information about the Investment Adviser, the Funds and their lead portfolio managers and their investment experience.



     For the services it provides to each Fund, the Investment Adviser receives a management fee based on a percentage of the average daily net assets of each Fund. The amount of the fee is calculated daily and paid monthly in arrears. Each Fund pays an investment advisory fee equal to an annual rate of [____] of average daily net assets. If a Fund's portfolio becomes irreversibly allocated to the fixed-income component and cash equivalents, the investment advisory agreement provides that fees will be reduced to an annual rate of [___]% of average daily net assets until the Fund's Horizon Date. At the Horizon Date, the investment advisory agreements provide for the initial advisory fee rate of [___]% of average daily net assets to apply if the Fund adopts a new Horizon Date and is otherwise no longer invested completely in fixed-income securities and cash equivalents.



     A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreement will be included in the next semiannual or annual report to shareholders.



     ABN AMRO Asset Management, Inc. is the sub-adviser to [four series] of the Aston Funds (formerly ABN AMRO Funds) and the investment adviser to the money market series of Aston Funds. As of ______, 2006, the Investment Adviser managed approximately $____ billion in assets, consisting primarily of mutual funds and institutional accounts, including insurance, pension and profit sharing accounts. The Investment Adviser, located at 161 N. Clark Street, 9th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Holding N.V.



     An investment management team makes the investment decisions for each HiPoint Fund. Although each portfolio manager has certain areas of expertise as described below, each portfolio manager has authority to make and implement investment decisions for the Fund.


     In rendering investment advisory services to the Funds, the Investment Adviser may use the resources of other wholly-owned subsidiaries of ABN AMRO Holding N.V. In particular, ABN AMRO Asset Management (Netherlands), B.V. ("ABN AMRO Netherlands"), a Netherlands corporation, which is not a registered U.S. adviser may provide resources to the Investment Adviser in connection with managing the Funds. Such services will be provided subject to the terms of a no-action letter granted by the SEC in 1997 governing the use of "Participating Affiliates." ABN AMRO Netherlands and its associated persons who provide services to U.S. clients are subject to the supervision of the Investment Adviser and other conditions of the no-action letter.

INVESTMENT EXPERIENCE

     PORTFOLIO MANAGERS


     Mark den Hollander has been a Portfolio Manager of the Funds since inception. He is a Senior Vice President and Senior Portfolio Manager with ABN AMRO Netherlands. Since 1997, Mr. den Hollander has been a portfolio manager within ABN AMRO Netherlands' Liability Driven Investing & Structuring department ("LDI & Structuring"). As a portfolio manager in LDI & Structuring, Mr. den Hollander advises funds with similar investment strategies to the Funds offered in this prospectus. From 1993 through 1997, Mr. den Hollander was a portfolio manager with the Investment Advisers' parent, ABN AMRO Bank N.V., in the fixed income department with a specialization in money market instruments and interest rate derivatives. Mr. den Hollander graduated (MSc) with a degree in Operational Research and Econometrics from Erasmus University located in Rotterdam, Netherlands.

     Laurens Visser has been a Portfolio Manager of the Funds since inception. In 2005, Mr. Visser joined ABN AMRO Netherlands as a Senior Portfolio Manager for the Equity Derivatives Solutions Team, specializing in equity derivatives, volatility and guaranteed products. Between 1997 and 2005, Mr. Visser was employed by ABN AMRO Bank N.V. During that time, he worked in the Market Risk Management Department and the FX Derivatives group, where he traded vanilla and exotic options until 2001. From 2001 to 2005, Mr. Visser worked in Sao Paulo, Brazil where he set up ABN AMRO Bank N.V.'s Brazilian FX and Interest Rate Option desk. Mr. Visser holds a master's degree in Econometrics from the University of Amsterdam.


     Sergey Pergamentsev has been a Portfolio Manager of the Funds since inception. He is a Senior Portfolio Manager with ABN AMRO Netherlands. Mr. Pergamentsev joined ABN AMRO Netherlands and LDI & Structuring in 2000 as a portfolio manager. He joined ABN AMRO Bank N.V. in 1998 as a management trainee in Investment Banking & Global Clients. Mr. Pergamentsev graduated (MSc) with a degree in mathematics from Kharkov State University in Kharka, Ukraine and followed a postgraduate course (MTD) in applied mathematics from Eindhoven University of Technology located in Eindhoven, Netherlands.



     Marina Loscheva, CFA, has been a Portfolio Manager of the Funds since inception. She is a Portfolio Manager with ABN AMRO Netherlands. Ms. Loscheva joined ABN AMRO Netherlands' LDI & Structuring in 2000 as a portfolio manager for the guaranteed product team. Prior to that Ms. Loscheva was employed by ABN AMRO Bank N.V. as a research associate for the Global Consulting Group within ABN AMRO Netherlands. Ms. Loscheva graduated (MSc) with a degree in Management and Economics from Commercial University located in Oryel, Russia in 1997. She attained a postgraduate diploma in Accounting & Finance from the London School of Economics located in London, England in 1998 and completed her Master of Business Administration degree at Nyenrode University located in Breukelen, Netherlands in 1999.


     The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares of the Funds.

                               PORTFOLIO HOLDINGS

     A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information and on our Web site at www._____.com.

                             SHAREHOLDER INFORMATION




















     The Fund currently offers Class A Shares, which have the following characteristics:


     CLASS A SHARES


Initial sales charge on purchases     Up to [___]%(1)

-    Lower initial sales charge for
     purchases of $50,000 or more

-    Initial sales charge waived
     for purchases of $1 million or
     more

Contingent deferred sales charge      None except on certain redemptions of
(CDSC)                                shares purchased without an initial sales
                                      charge(1)

Minimum initial investment            $2,500

Maximum purchase                      None

Shareholder servicing plan            [___]% annual shareholder servicing fee


----------
(1) May be waived under certain circumstances. (See "Applicable Sales Charges" on page __).













     You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. For example, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. When determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount, investments will be valued at the current offering price or the public offering price originally paid per share, whichever is higher. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. More information regarding sales charges and applicable breakpoints may be found below under "Applicable Sales Charges" on page ___ and on the Funds' website at www._____.com. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which class of shares is right for you with your investment professional and review this prospectus.

OPENING AN ACCOUNT

     -    Read this prospectus carefully.

     - Determine how much you want to invest. The minimum initial investment requirements for the Fund are as follows:

     -    Regular accounts: $2,500

     -    Individual Retirement Accounts (IRAs): $500

     - Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500

     -    Complete the account application with your financial representative.

     -    Make your initial investment through your financial representative.

BUYING SHARES


     You may purchase additional shares through your financial representative or directly from the ABN AMRO Structured Investment Funds. If you are investing through a financial representative or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial representative or other intermediaries may adopt policies, procedures or limitations that are outside those described by the funds. Please note that a financial representative may charge fees separate from those charged by a fund. Class A Shares are sold pursuant to the sales charge table below.


     After your initial investment, additional investments of $50 or more may be made. You may also make automatic investments under the Automatic Investment Plan described below under "Additional Investor Services--Automatic Investment Plan."

     Make additional investments using the following table as a guideline. All buy requests must be in "good order."


BUYING SHARES               TO ADD TO AN ACCOUNT ($50 MINIMUM)
-------------               ----------------------------------------------------
THROUGH YOUR FINANCIAL      -    Your financial representative is responsible
REPRESENTATIVE                   for transmitting the order promptly.

BY MAIL                     -    Return the investment slip from a statement
                                 with your check in the envelope provided and
                                 mail to us at the address at the left.

ASTON/ABN AMRO STRUCTURED   -    We accept checks, bank drafts, money orders,
INVESTMENT FUNDS                 wires and ACH for purchases (see "Other
P.O. BOX 9765                    Features" on page ____) Checks must be drawn on
PROVIDENCE, RI 02940             U.S. banks. There is a minimum $20 charge for
                                 returned checks.

                            -    We do not accept travelers, temporary,
                                 post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Funds).

                            - Give the following wire/ACH information to your bank: Mellon Trust of New England ABA #________
                                 For: ABN AMRO Structured Investment Funds A/C
                                 ____ FBO "ABN AMRO Structured Investment Fund
                                 Number," "Your Account Number."

                            - Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wiring instructions.

BY PHONE                    -    Verify that your bank or credit union is a
                                 member of the ACH.

800 992-8151                -    You should complete the "Bank Account
                                 Information" section on your account
                                 application.

                            -    When you are ready to add to your account, call
                                 ABN AMRO Structured Investment Funds and tell the representative the Fund name, account number, the name(s) in which the account is registered and the amount of your investment.


                            - Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.


                            - Give the following wire/ACH information to your bank: Mellon Trust of New England ABA #________
                                 For: ABN AMRO Structured Investment Funds A/C
                                 ____ FBO "ABN AMRO Structured Investment Fund
                                 Number," "Your Account Number."

                            - Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s) you wish to purchase in the wire instructions.

BY INTERNET                 -    Verify that your bank or credit union is a
                                 member of the ACH.

WWW._____.COM               -    Complete the "Purchase, Exchange and Redemption
                                 Authorization" section of your account
                                 application.

                            - Obtain a Personal Identification Number (PIN) from ABN AMRO Structured Investment Funds for use on ABN AMRO Structured Investment Funds'
                                 Web site if you have not already done so. To obtain a PIN, please call 800 992-8151.

                            - When you are ready to add to your account, access your account through ABN AMRO Structured
                                 Investment Funds' Web site and enter your purchase instructions in the highly secure area for shareholders only called "Account Access."
                                 ACH purchases on the Internet may take 3 to 4 business days.

BUY AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

     -    The account number and Fund name are included.

     -    The amount of the transaction is specified in dollars or shares.

     - Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

     - Any required medallion signature guarantees (if applicable) are included.

     - Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page ____.

SELLING/REDEEMING SHARES

     Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. To redeem shares, contact your financial representative or you may redeem directly from ABN AMRO Structured Investment Funds if your account is held directly with us. All redemption requests must be in "good order." If you redeem shares before a Fund's Horizon Date, you will not be entitled to the Fund's Protected Value with respect to those shares. Redemptions made from a Fund prior to the Horizon Date will be made at the then-current net asset value, which may be higher or lower than the net asset value at the time of purchase or the Protected Value. For certain shareholders, redemptions made prior to the Horizon Date may also be subject to a CDSC, see ____ on page __.

     The following table shows guidelines for selling shares.

SELLING SHARES           DESIGNED FOR . . .                    TO SELL SOME OR ALL OF YOUR SHARES
----------------------   -----------------------------------   -------------------------------------
THROUGH YOUR FINANCIAL   -    Accounts of any type             -    Your financial representative is
REPRESENTATIVE                                                      responsible for transmitting the
                                                                    order promptly.

BY MAIL                  -    Accounts of any type             -    Write and sign a letter of
                                                                    instruction indicating the Fund
ABN AMRO STRUCTURED                                                 name, Fund number, your account
INVESTMENT FUNDS                                                    number, the name(s) in which the
P.O. BOX 9765                                                       account is registered and the
PROVIDENCE, RI 02940                                                dollar value or number of shares
                                                                    you wish to sell. Signatures
                                                                    must be in original form, as
                                                                    photocopies are not accepted.

                         -    Sales or redemptions of any      -    Include all signatures and any
                              size                                  additional documents that may be
                                                                    required.  (See "Selling Shares
                                                                    in Writing" on page __).

                         -   (For redemptions over $50,000     -    Mail to us at the address at the
                             please see Medallion Signature         left.
                             Guarantee in the next page.)

                                                               -    A check will be mailed to the
                                                                    name(s) and address in which the
                                                                    account is registered. If you
                                                                    would like the check mailed to a
                                                                    different

SELLING SHARES           DESIGNED FOR . . .                    TO SELL SOME OR ALL OF YOUR SHARES
----------------------   -----------------------------------   -------------------------------------
                                                                    address, you must write a letter
                                                                    of instruction and have it
                                                                    medallion signature guaranteed.
                                                                    Original signatures are
                                                                    required.

                                                               -    Proceeds may also be sent by
                                                                    wire or ACH (see "Other
                                                                    Features" on page ____).

BY PHONE                 -    Non-retirement accounts          -    For automated service 24 hours a
                                                                    day using your touch-tone phone,
                                                                    call 800 992-8151.

800 992-8151             -    Sales of up to $50,000 (for      -    To place your request with an
                              accounts with telephone               Investor Services Associate,
                              account privileges)                   call between 9 a.m. and 7 p.m.
                                                                    ET, Monday-Friday.

                                                               -    A check will be mailed to the
                                                                    name(s) and address in which the
                                                                    account is registered. If you
                                                                    would like the check mailed to a
                                                                    different address, you must
                                                                    write a letter of instruction
                                                                    and have a Medallion Signature
                                                                    Guaranteed.

                                                               -    Proceeds may also be sent by
                                                                    wire or ACH (see "Other
                                                                    Features" on page ____).

                                                               -    The Fund reserves the right to
                                                                    refuse any telephone sales
                                                                    request and may modify the
                                                                    procedures at any time. The Fund
                                                                    makes reasonable attempts to
                                                                    verify that telephone
                                                                    instructions are genuine, but
                                                                    you are responsible for any loss
                                                                    that you may bear from telephone
                                                                    requests.

BY INTERNET              -    Non-retirement accounts          -    Complete the "Purchase, Exchange
                                                                    and Redemption Authorization"
WWW._____.COM                                                       section of your account
                                                                    application.

SELLING SHARES           DESIGNED FOR . . .                    TO SELL SOME OR ALL OF YOUR SHARES
----------------------   -----------------------------------   -------------------------------------
                                                               -    Obtain a Personal Identification
                                                                    Number (PIN) from ABN AMRO
                                                                    Structured Investment Funds (800
                                                                    992-8151) for use on ABN AMRO
                                                                    Structured Investment Funds' Web
                                                                    site if you have not already
                                                                    done so.

                                                               -    When you are ready to redeem a
                                                                    portion of your account, access
                                                                    your account through our Web
                                                                    site and enter your redemption
                                                                    instructions in the highly
                                                                    secure area for shareholders
                                                                    only called "Account Access". A
                                                                    check for the proceeds will be
                                                                    mailed to you at the address of
                                                                    record.

                                                               -    Proceeds may also be sent by
                                                                    wire or ACH (see "Other
                                                                    Features" on page ____).


     SELLING SHARES IN WRITING

     In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:

     -    your address of record has changed within the past 30 days

     -    you are selling more than $50,000 worth of shares

     - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)

SELLER                           REQUIREMENTS FOR WRITTEN REQUESTS
------------------------------   -----------------------------------------------
Owners of individual, joint,     -    Letter of instruction
sole proprietorship,
UGMA/UTMA, or general partner
accounts

                                 - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

SELLER                           REQUIREMENTS FOR WRITTEN REQUESTS
------------------------------   -----------------------------------------------
                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Owners of corporate or           -    Letter of instruction
association accounts

                                 - Corporate resolution certified within the past twelve months

                                 - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form as photocopies are not accepted

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Owners or trustees of trust      -    Letter of instruction
accounts

                                 -    On the letter, the signature of the
                                      trustee(s) must be in original form, as
                                      photocopies are not accepted

                                 -    If the names of all trustees are not
                                      registered on the account, a copy of the trust document certified within the past twelve months

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Joint tenancy shareholders       -    Certified letter of instruction signed by
whose co-tenants are deceased         the surviving tenant must be in original
                                      form, as photocopies are not accepted

                                 -    Copy of death certificate

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Executors of shareholder         -    Certified letter of instruction signed by
estates                               executor must be in original form, as
                                      photocopies are not accepted

                                 -    Copy of order appointing executor

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Administrators, conservators,    -    Call 800 992-8151 for instructions
guardians and other sellers or
account types not
listed above

SELLER                           REQUIREMENTS FOR WRITTEN REQUESTS
------------------------------   -----------------------------------------------
IRA accounts                     -    IRA distribution request form completed
                                      and signed. Call 800 992-8151 for a form.

     In addition to the situations described above, the Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.

     OTHER FEATURES

     The following other features are also available to buy and sell shares of the Funds.

     WIRE. To purchase and sell shares via the Federal Reserve Wire System:

     - You must authorize ABN AMRO Structured Investment Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

     - To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

     WHAT IS A MEDALLION SIGNATURE GUARANTEE?

     A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

     Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

     A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

     AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Structured Investment Funds account(s):


     - You must authorize the Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.


     - Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

     - There is no fee to your account for this transaction and generally, no fee from your bank.

     REDEMPTIONS-IN-KIND


     Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of a Fund. This is called a "redemption in kind." A redemption-in-kind is taxable to you in the same manner as a cash redemption. If your shares are redeemed in-kind, you bear the market risk of those securities until the securities are converted to cash. You may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when you sell the securities.


     The Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

     INVOLUNTARY REDEMPTIONS


     To reduce expenses, we may sell your shares and close your account (other than retirement accounts, UGMA/UTMA accounts and accounts participating in an automatic investment program) if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account. Your shares will be sold at the net asset value on the day your account is closed and you will not be entitled to the Protected Value.


     SMALL BALANCE MAINTENANCE FEE

     If your account balance falls below the applicable investment minimum described above under "Opening an Account," we may charge a small balance maintenance fee of $12 to be debited annually. The small balance maintenance fee may be deducted for any reason, including market declines. We may have to sell your shares in order to pay the fee. If so, the shares sold will reduce the number of your shares entitled to a Fund's Protected Value. This fee does not apply to retirement, automatic investment plan or UGMA/UTMA accounts. The fee is designed to offset in part the relatively higher costs of servicing smaller fund accounts. If you do not increase your balance, we may sell all of your shares and send the proceeds to you through an involuntary redemption described above.

EXCHANGES


     Contact your financial intermediary to exchange your shares for shares of another ABN AMRO HiPoint Fund. Be sure to read the prospectus of the Fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).


     - You may generally exchange shares of a Fund for shares of the same class of any other series of the ABN AMRO Structured Investment Funds offered through your financial intermediary or qualified plan.

     -    You must meet the minimum investment amount for each Fund.

     - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

     - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, see "Short Term and Excessive Trading."

     An investor who exchanges out of one Fund and into another fund does not "import" the Protected Value from the first Fund; rather, the redemption extinguishes any entitlement to the first Protected Value and the purchase of the second fund starts a new entitlement to the second Fund's Protected Value if the shares are held to the Horizon Date. An investor may exchange shares of a fund for shares of the same class of any other series of ABN AMRO Structured Investment Funds.

     WAIVER OF SALES CHARGES


     Class A Shares received through an exchange of Class A Shares of another series of the ABN AMRO Structured Investment Funds will not be subject to any initial sales charge of the Fund's Class A Shares. Class A Shares received through an exchange of Class A Shares of another ABN AMRO Structured Investment Funds series will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares will continue to be measured on the shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Class A Shares CDSC" on page ___. Transaction Policies


     CALCULATING SHARE PRICE


     The price at which you buy shares is the net asset value ("NAV") next determined after your order is received in good order by the Fund or its agent, plus for Class A Shares any applicable initial sales charge. The price at which redemption orders are effected is also the NAV next determined after receipt of your order in good order, although a contingent deferred sales charge may be taken out of the proceeds.



     The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. (ET)) by dividing the class's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. If market quotations or settlement prices are not available or are deemed unreliable, securities are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, a Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees has oversight over the implementation of the Fair Valuation Procedures and receives periodic reports pursuant to the procedures.


     Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

     EXECUTION OF REQUESTS

     The Funds are open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after the Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. (ET)) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

     Shares of ABN AMRO Structured Investment Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Structured Investment Funds.

     A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.


     The Funds reserves the right to:


     - refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations;

     -    suspend the offering of Fund shares;

     - change the initial and additional investment minimums or waive these minimums for any investor;

     - delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned; and

     -    change, withdraw or waive various services, fees and account policies.

     CUSTOMER IDENTIFICATION PROGRAM

     Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Funds and their agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

     SHORT-TERM AND EXCESSIVE TRADING

     The Funds are designed for long-term investors. The Funds discourage and do not knowingly accommodate short-term or excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. Thus, such trading may negatively impact the Fund's NAVs and result in dilution to long-term shareholders.

     In an effort to protect long-term shareholders, the Funds' Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

     -    The Funds reserve the right to:

          - Reject any purchase, including exchange purchases, that could adversely affect a Fund or its operations;

          - Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to a Fund;

          - Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading; or

          - Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

     In making the determination to exercise these rights, the Funds may consider an investor's trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Funds use certain materiality and volume thresholds in applying these policies and procedures, but otherwise seek to apply the policies and procedures consistently to all shareholders other than those who hold shares through omnibus accounts. While the Funds notify intermediaries of and request that they enforce these policies and procedures, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary's future access to the Funds, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Funds' policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

ACCOUNT POLICIES AND DIVIDENDS

     ACCOUNT STATEMENTS

     In general, you will receive quarterly account statements. In addition, you will also receive account statements:

     - after every transaction that affects your account balance (except for dividend reinvestments or automatic investment plans)

     -    after any change of name or address of the registered owner(s)


     The Funds may charge a fee for certain services, such as providing historical account documents.

     MAILINGS TO SHAREHOLDERS

     To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS AND DISTRIBUTIONS

     UNCASHED CHECKS

     Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

ADDITIONAL INVESTOR SERVICES

     AUTOMATIC INVESTMENT PLAN


     The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Fund(s) of your choice. You determine the amount of your investment (minimum: $50), and you can terminate the program at any time. To take advantage of this feature complete the appropriate sections of the account application.


     ABN AMRO STRUCTURED INVESTMENT FUNDS WEB SITE


     The Funds maintains a Web site located at http://www.______.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.



     The Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.


     RETIREMENT PLANS


     The Funds offer a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call the Funds at 800 992-8151. You can find a more detailed description of these fees on page ____.


APPLICABLE SALES CHARGES


     For Class A Shares, sales charges are as follows:

                                                                             AMOUNT OF SALES CHARGE
                                                                             REALLOWED TO FINANCIAL
                                    SALES CHARGE AS A    SALES CHARGE AS A     INTERMEDIARIES AS A
                                       PERCENTAGE OF     PERCENTAGE OF NET   PERCENTAGE OF OFFERING
            INVESTMENT               OFFERING PRICE(1)    AMOUNT INVESTED             PRICE
---------------------------------   ------------------   -----------------   ----------------------
Less than $50,000                         [___]%               [___]%                [___]%
$50,000 but less than $100,000            [___]%               [___]%                [___]%
$100,000 but less than $250,000           [___]%               [___]%                [___]%
$250,000 but less than $500,000           [___]%               [___]%                [___]%
$500,000 but less than $1,000,000         [___]%               [___]%                [___]%
$1,000,000 or more                        [___]%(2)                                  [___]%

----------
(1)  Offering Price includes the initial sales charge.

(2) A CDSC of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within twelve months of purchase. See "Large Order NAV Purchase Privilege" below.

     LARGE ORDER NAV PURCHASE PRIVILEGE

     If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described below, you may be eligible to buy Class A Shares without an initial sales charges. However, you may be charged a CDSC of 1.00% on any shares you sell within twelve months of owning them. This CDSC is waived under certain circumstances, see "CDSC Waivers" below. Your financial intermediary can answer your questions and help you determine if you are eligible.

     QUALIFYING FOR A REDUCTION OR WAIVER OF CLASS A SHARES SALES CHARGE


     You may be able to lower your Class A Shares sales charge under certain circumstances. You can combine Class A Shares you already own in any series of the Trust with your current purchase of Class A Shares of a Fund to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.



     Class A Shares of a Fund may be purchased without an initial sales charge by the following persons (and their spouses and children or stepchildren under 21 years of age); (i) registered representatives and other employees of intermediaries authorized to sell Class A Shares; (ii) directors, officers and employees of ABN AMRO Asset Management, Inc., Aston Asset Management, Inc. and their affiliates; (iii) current and former trustees of the Trust Funds; (iv) retirement or deferred plans and trusts, including those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended; and (v) financial institutions purchasing shares for clients participating in a fee-based asset allocation program or wrap fee program that has been approved by the Funds' distributor. Class A Shares may also be purchased without an initial sales charge when you are reinvesting dividends and distributions or exchanging an investment in Class A Shares of one Fund for Class A Shares of another Fund. In addition, the initial sales charge may be waived on purchases of Class A Shares if at the time of the investment, the financial intermediary through which the shares are purchased notifies the Funds' distributor that the intermediary waives the applicable commission. The Class A Shares sales charge is not assessed on purchases by any other investment company in connection with the combination of such company with a Fund by merger, acquisition of assets or otherwise.



     Class A Shares may be purchased without an initial sales charge to the extent the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which ABN AMRO Asset Management, Inc. or their affiliates do not serve as investment adviser ("Unaffiliated Fund") provided that (i) the investor has previously paid an initial sales charge in connection with the purchase of the Non-

ABN AMRO Fund shares and (ii) the purchase of Fund shares is made within 90 days after the date of such redemption.

     In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts" below. You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The letter of intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase the Fund's shares, as the Fund, their transfer agents, or your financial intermediary may not retain this information.


     Right of Accumulation. You may purchase Class A Shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase and the total of your investments in any series of the Trust then held by you, or held in accounts identified under "Aggregating Accounts" below, and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. For purposes of determining whether you have reached the required investment amount in order to be eligible for a breakpoint discount, investments will be valued at the current offering price or the public offering price originally paid per share, whichever is higher.



     Letter of Intent. You may obtain a reduced sales charge on Class A Shares by signing a letter of intent indicating your intention to purchase $50,000 or more of Class A Shares a Fund (including Class A Shares of other series of the Trust) over a 13-month period. The term of the letter of intent will commence upon the date you sign the letter of intent, or at your option, up to three months before such date. You must refer to such Letter when placing orders. For purposes of a letter of intent, the amount of investment for purposes of applying the sales load schedule includes: (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter; plus (ii) the historical cost of all Class A Shares previously purchased within the three months prior to the signing of the letter of intent, if applicable; and minus
(iii) the value of any redemptions of Class A Shares made during the term of the letter of intent and the three months prior to the signing of the letter of intent, if applicable. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a letter of intent application.


     Aggregating Accounts. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a letter of intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

     - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

     -    solely controlled business accounts; and

     -    single participant retirement plans.

     To receive a reduced sales charge under rights of accumulation or a letter of intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

     You may access information regarding sales loads, breakpoint discounts, and purchases of a Fund's shares, free of charge, and in a clear and prominent format, on the Funds' website at www._______, and by following the appropriate hyperlinks to the specific information.


     CDSC



     A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within twelve months of purchase, unless any of the CDSC waivers listed below apply. The CDSC will be based on the lower of the original purchase price or the value of the redemption proceeds of the Class A Shares redeemed.


     CDSC WAIVERS


     There are certain cases in which you may be exempt from a CDSC charged to Class A Shares. Among others, these include:


     - Upon the death or disability of an account owner. This waiver applies only certain circumstances. Please contact your financial intermediary to determine if the conditions exist;

     -    Withdrawals related to certain retirement or benefit plans;

     - Redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans;


     - If at the time the Class A Shares were purchased, the financial intermediary through which the shares were purchased notifies the Funds' distributor that the intermediary waives the applicable commission;



     - Redemption of Class A Shares acquired through financial institutions purchasing shares for clients participating in a fee-based asset allocation program or wrap fee program that has been approved by the Funds' distributor;



     - Redemptions of Class A Shares acquired through reinvestment of Fund dividends or distributions; or


     - If a Fund chooses to liquidate or involuntarily redeem shares in your account.


     To keep the CDSC as low as possible, Class A Shares not subject to any CDSC will be redeemed first, followed by shares held longest.


     REINSTATEMENT PRIVILEGE


     If you sell shares of a HiPoint Fund and then decide to re-invest in a HiPoint Fund within one year of the date of the sale, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same HiPoint Fund at its current NAV (without an initial sales charge) and for purposes of sales charges it will be treated as if it had never left the HiPoint Funds. If you paid a CDSC when you sold your shares, you will be reimbursed (in the form of Fund shares) for any CDSC you paid when you sold. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes or result in the recognition of gain as of the time of purchase. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. You may use the reinstatement privilege only one time after selling such shares. The amount reinstated cannot exceed the dollar amount redeemed. All accounts involved must be registered in the same name(s). To take advantage of this feature, contact your financial intermediary.


SHAREHOLDER SERVICE FEES






     The Funds have adopted a shareholder servicing plan for the Class A Shares of the Funds (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Funds pay a fee of up to [___]% of the average daily net assets of the Class A Shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following administrative services for shareholders: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments.


     It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

OTHER PAYMENTS


     In addition to distribution and service fees paid by the Funds, the Investment Adviser or their affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services out of its own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Funds attempt to obtain the best possible price and most favorable execution of transactions in portfolio securities. Under policies established by the Board of Trustees, there may be times when the Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Investment Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Funds consider a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute substantially all of its net income and capital gains (including accrued but unpaid income on zero coupon securities). The Funds pay dividends and distribute capital gains at different intervals. All dividends and distributions are automatically reinvested in additional shares at net asset value on the dividend payable date unless you choose to receive them in cash. You can change your payment options at any time by writing to us. Dividends will be declared and paid annually. Capital gains will be distributed at least once a year, generally in December. At the time of payment of a dividend or distribution, the share price of the Fund (NAV) will be reduced by the per share dollar amount of the payment.


     In addition, the Protected Value of the Fund will be reduced proportionally by the amount of the dividend or distribution as a percentage of the Fund's NAV rather than the dollar amount of the dividend or distribution. (See Example 4 at page ___).


     DIVIDEND REINVESTMENT


     Many investors have their dividends and distributions reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application. If you choose not to have your dividends and distributions reinvested in additional shares of the same Fund, your aggregate Protected Value will decrease. See Example 5 at page ___.


     FEDERAL INCOME TAXES

     Certain tax considerations may apply to your investment in the Funds. The discussion below identifies only certain federal income tax consequences of investing in the Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Funds is included in the SAI.

     - The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

     - Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income. Distributions of "qualified dividend income," if any, will generally be taxed at rates applicable to long-term capital gains. The Funds do not anticipate generating significant "qualified dividend income" based on their investment strategy.


     - Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund.



     - The Funds' transactions in broad based equity index futures contracts, exchange traded options on such indices and certain other futures contracts are generally considered "Section 1256 contracts" for federal income tax purposes. Any unrealized gains or losses on such
          Section 1256 contracts are treated as though they were realized at the end of each taxable year. The resulting gain or loss is treated as sixty percent long-term capital gain or loss and forty percent short-term capital gain or loss. Gain or loss recognized on actual sales of section 1256 contracts is treated in the same manner. As noted above, distributions of net short-term capital gain are taxable to you as ordinary income while distributions of net long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares of the Fund.

     - The Funds will also invest in zero coupon U.S. Treasury securities that are issued at a discount. Although the Funds will not actually receive interest payments on these securities, a Fund will be required to include in its net investment income a portion of the excess of the face value of such securities over their issue price ("original issue discount") for each year that a Fund holds such securities. To obtain cash in order to distribute such original issue discount to its shareholders, a Fund may have to dispose of other securities at a time when it might otherwise have continued to hold them. Distributions of amounts representing original issue discount are taxable to you as ordinary income and will not constitute "qualified dividend income."



     - The determination of the tax treatment of receipt of the Protected Value by a Fund is uncertain and such amount may be required to be treated as ordinary income when distributed to shareholders. However, if the Board elects to terminate a Fund on the Horizon Date, it is anticipated that the shareholders receiving such payment in exchange for their shares would be treated as receiving a return of capital to the extent of the basis in their shares, and to the extent the amount of the payment exceeds such basis, capital gain.


     - When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may be treated as a long-term or short-term capital gain or loss depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

     - If you do not provide the Funds with complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax on dividends, distributions, and redemption proceeds.

     - If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and, in effect, receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables are not included because the Funds are new and do not have an operating history.

                               GENERAL INFORMATION

     If you wish to know more about ABN AMRO Structured Investment Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS


     You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


PORTFOLIO HOLDINGS

     A description of the policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the SAI and on our Web site at www._____.com.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI, which is incorporated in this prospectus by reference and dated ___________, 2006, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

     CONTACTING ABN AMRO STRUCTURED INVESTMENT FUNDS

     You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:


          Address:    Aston/ABN AMRO Structured Investment Funds
                      P.O. Box 9765
                      Providence, RI 02940


          Phone:      Shareholder Services & Fund Literature
                      (800) XXX-XXXX

                      Investment Advisor Services
                      (800) XXX-XXXX

          Web site:   www._____.com

     OBTAINING INFORMATION FROM THE SEC

     You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at (202) 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.


Investment Company Act File Number: 811-21844

[LOGO]

ABN AMRO Structured Investment Funds
P.O. Box 9765
Providence, RI 02940

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.





                     SUBJECT TO COMPLETION __________, 2006


                      ABN AMRO STRUCTURED INVESTMENT FUNDS


                                 CLASS A SHARES



                           ABN AMRO HiPoint 2011 Fund
                           ABN AMRO HiPoint 2013 Fund
                           ABN AMRO HiPoint 2016 Fund
                           ABN AMRO HiPoint 2021 Fund


                  (Each a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                                _______ __, 2006

     This Statement of Additional Information dated _____ __, 2006 ("SAI") provides supplementary information pertaining to shares representing interests in four currently available investment portfolios of ABN AMRO Structured Investment Funds (the "Trust").

     This SAI is not a Prospectus and should be read only in conjunction with the Funds' current Prospectus dated ______ __, 2006, as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the Funds' Prospectus.

     This SAI is incorporated by reference in the Prospectus.

     You may obtain a Prospectus at no charge by contacting the Trust at ABN AMRO Structured Investment Funds, [P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-___________].

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
THE FUNDS................................................................     1

INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS................     1

INVESTMENT RESTRICTIONS..................................................    18

NON-FUNDAMENTAL INVESTMENT POLICIES......................................    19

TRUSTEES AND OFFICERS OF THE TRUST.......................................    19

CODES OF ETHICS..........................................................    24

PROXY VOTING POLICIES AND PROCEDURES.....................................    24

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................    25

INVESTMENT ADVISORY AND OTHER SERVICES...................................    25

   The Investment Adviser................................................    25

   The Administrator.....................................................    27

   The Sub-Administrator.................................................    27

   Sub-Administration Fees...............................................    28

   The Distributor.......................................................    28

   Shareholder Servicing Plan............................................    28

   Custodian.............................................................    29

   Transfer Agent and Dividend Paying Agent..............................    29

   Counsel and Independent Registered Public Accounting Firm.............    29

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.........................    29

DISCLOSURE OF PORTFOLIO HOLDINGS.........................................    31

DESCRIPTION OF SHARES....................................................    32

NET ASSET VALUE..........................................................    34

PURCHASE AND REDEMPTION OF SHARES........................................    34

DIVIDENDS................................................................    36

FEDERAL INCOME TAXES.....................................................    36

PERFORMANCE INFORMATION..................................................    39

FINANCIAL STATEMENTS.....................................................    40

OTHER INFORMATION........................................................    40

APPENDIX A...............................................................     1

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS

     ABN AMRO Structured Investment Funds (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-3294, is an open-end management investment company, which was formed as a Delaware statutory trust on December 14, 2005. Each Fund is a series of the Trust and is classified as a diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act").

            INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

     The following supplements the information contained in the Prospectus concerning the investment objectives, strategies and risks of investing in the Funds.


     Each Fund seeks long-term capital appreciation during a prescribed investment period while seeking to preserve a Fund's highest net asset value attained during such period, as adjusted for dividends and distributions paid by the Fund. The end of the designated investment period for each Fund is referred to as the "Horizon Date." The Funds' principal investment strategies are designed to assure that if you hold your shares until the Horizon Date and redeem your shares on that date, you will receive at least the Protected Value. The Protected Value represents a per share value and is the greater of (i) a Fund's net asset value at inception ($10.00), and (ii) the highest net asset value attained by the Fund prior to the Horizon Date, as adjusted for dividends and distributions paid by the Fund. The Protected Value is not the amount you paid for your shares. Because the Protected Value is a per share value, it is adjusted (decreased) in proportion to dividends and distributions paid after the date the Protected Value is established.



     The Protected Value is calculated each day the Funds are open for business, provided that the assets of a Fund are not invested irreversibly in fixed-income investments and cash equivalents. Once this occurs, the Protected Value of a Fund will no longer be increased. The Protected Value is posted on the Funds' website at _______.



     Your Protected Amount is the number of shares you own multiplied by the Protected Value. Generally, your Protected Amount will remain the same if you reinvest all dividends and distributions in additional shares of the same Fund and do not redeem any shares before the Horizon Date. Your Protected Amount will decrease if you elect to receive dividends and distributions in cash or if you redeem shares before the Horizon Date. Your Protected Amount may differ from your original investment.


     The Horizon Date for each Fund is as follows:


ABN AMRO HiPoint 2011 Fund   October 31, 2011
ABN AMRO HiPoint 2013 Fund   October 31, 2013
ABN AMRO HiPoint 2016 Fund   October 31, 2016
ABN AMRO HiPoint 2021 Fund   October 31, 2021


     Except as otherwise stated below or in the Prospectus, a Fund may invest in the securities and investment techniques described below. The investment practices described below, except as further set forth under "Investment Restrictions," are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.


PROTECTION AGREEMENT



     In the event that a Fund does not have sufficient assets on the Horizon Date to pay the Protected Amount, each Fund has entered into an agreement with ABN AMRO Holding N.V. (the "Protection

Provider"), under which the Protection Provider has agreed to make, if necessary, sufficient contributions on the Horizon Date to enable eligible shareholders to receive the Protected Amount. Under the terms of the Protection Agreement, the Protection Provider has an unconditional obligation to contribute assets to the Fund on the Horizon Date if assets are not sufficient to pay the Protected Amount. The Protection Provider does not receive any compensation under the Agreement. The Protection Provider may not terminate the Agreement unless ABN AMRO Asset Management, Inc. no longer serves as investment adviser.



     The audited financial statements of the Protection Provider, the investment adviser's parent company, for the period ended [________], filed on Form 6-K with the Securities and Exchange Commission ("SEC") on [___________], are incorporated herein by reference.


BORROWING

     A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph governs that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary or emergency purposes. A Fund has no intention of increasing its net income through borrowing. Any borrowings shall be from a bank. Such borrowing may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings, which means that a Fund may borrow up to 33 1/3% of its total assets. This allows a Fund to borrow for such purposes an amount equal to as much as 50% of the value of its net assets (not including such borrowings). In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds may invest.

     COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

     PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

     WARRANTS AND RIGHTS

     Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

     Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     Each Fund may invest a portion of its assets in U.S. government securities. U.S. government securities include securities issued by the U.S. Treasury and by U.S. government agencies and instrumentalities. U.S. government securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

     Holders of U.S. government securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. government would provide support if it were not obligated to do so by law. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

     Each Fund may invest a substantial portion of its assets in Zero Coupon Treasuries. Zero Coupon Treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a significant discount from their face value. Zero Coupon Treasuries do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the Zero Coupon Treasuries must be included ratably in a Fund's income as the discount accrues, even though payment has not been received. Because interest on Zero Coupon Treasuries is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates and may involve greater market risks than the value of debt obligations that distribute income regularly.

     The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed-income securities, including U.S. government securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed-income securities. As a result, an investment in the Funds is subject to risk even if all fixed-income securities in a Fund's investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

     Yields on debt securities are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed-income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

     The issuers of fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if the Investment Adviser deems it appropriate to do so.

     A Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. A Fund will normally realize a capital gain or loss in connection with these transactions.

     When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account.

     These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     Futures contracts are generally considered to be derivative securities. Each Fund may use futures contracts and options on futures contacts as a means of seeking capital appreciation. Futures contracts and options on futures contracts may also be used for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of a Fund's portfolio holdings. The futures contracts and options on futures contracts in which the Funds may invest may be based on various U.S. stock indices in which the Funds invest, mainly the S&P 500 Index.

     In connection with a Fund's position in a futures contract or option thereon, the Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account.

     The Trust has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

     FUTURES CONTRACTS

     The sale of a futures contract creates a firm obligation by the seller to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures, the net cash amount). Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Future contracts and options thereon are generally settled by entering into an offsetting transaction.

     A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future. The Funds expect to use stock index futures primarily to generate equity market exposure. By investing in such instruments, the Funds participate in equity market returns (gains or losses) that are roughly comparable to allocating a portion of a Fund's portfolio assets directly to shares of stock comprising the index. By holding futures contracts, rather than shares of stock, the Funds seek to generate diversified equity exposure that can be rebalanced daily without incurring excessive trading costs and related expenses.

     A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold.

     A Fund may enter into futures contracts to gain exposure to the stock market without actually buying or selling individual stocks. For example, if a Fund anticipates an increase in the price of stocks, the Fund could enter into a futures contract to purchase a stock index, such as the S&P 500 Index. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase. Conversely, if the market decreases, the value of the futures contracts will decrease. The use of futures contracts on stock indices can accentuate gains and losses.

     OPTIONS ON FUTURES CONTRACTS

     A Fund may buy and write put and call options on futures contracts. The Funds anticipate that it will buy and write put and call options on futures contracts on the S&P Index and other U.S. stock indices in which the Funds invest. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities and for federal income tax purposes will be considered a "short sale." For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     ADDITIONAL INFORMATION ON FUTURES AND OPTIONS ON FUTURES

     To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Gain derived by a Fund from the use of futures contracts and options on futures contracts in which the Funds expect to invest generally will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

     Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES

     A Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven business days in the ordinary course of business at approximately the price at which the Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.

INVESTMENT COMPANY SHARES

     Each Fund may acquire securities of other investment companies, including closed-end funds and exchanged-traded funds ("ETFs"), to the extent permitted by the 1940 Act and interpretations by the SEC thereunder. When a Fund invests in another investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to the Fund's own fees and expenses. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions.

     The values of ETFs are subject to change as the values of their respective component common stocks fluctuate according to market volatility. Investments in ETFs involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

     Because ETFs trade on an exchange, they may not trade at net asset value
(NAV). Sometimes, the prices of ETFs may vary significantly from the aggregate value of the ETF's underlying securities. Additionally, if a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities, which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

MONEY MARKET INSTRUMENTS

     Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

     Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

     Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

     Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

     YANKEE CERTIFICATES OF DEPOSIT

     Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches that are located in the U.S., typically in New York. These CDs are treated as domestic securities.

     STRIPS

     Separate Trading of Registered Interest and Principal of Securities ("STRIPS") are U.S. Treasury securities whose interest and principal components are separated and sold as individual securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (i.e., cash) payments. The coupons of a U.S. Treasury obligation that has been stripped are typically each sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to zero coupon bonds (discussed below) and, accordingly, have many of the same risks as zero coupon bonds. The market price of STRIPS generally is more volatile than the market prices of securities with similar maturities that pay interest periodically and is likely to respond to changes in interest rates to a greater degree than do interest bearing securities having similar maturities and credit quality.

OPTIONS

     The Funds may purchase and write put and call options on equity securities and stock indices. A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only write call options on a covered basis (e.g., on securities it holds in its portfolio). A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account.

     Put and call options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. A Fund may incur losses if the judgment of the Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

     A Fund may use options traded on U.S. exchanges, and, as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

     A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by the Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent.

     A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

     There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     PURCHASING CALL OPTIONS

     When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

     Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

     COVERED CALL WRITING

     A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser determines is appropriate in pursuing the Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the option may be exercised and the Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

     PURCHASING PUT OPTIONS

     A Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put option on substantially identical securities held by the Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.

     A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     WRITING PUT OPTIONS

     A Fund may write put options. When a Fund writes a put option, it receives premium income from writing the put option. However, if the underlying security declines in value, the Fund may be required, when the put is exercised, to purchase the security at higher prices than the current market price. The Funds will write puts on a secured basis which means that a Fund will maintain in a segregated account with its custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

     OPTIONS ON INDICES

     Each Fund may buy put and call options and write (sell) put and call options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective. A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Options on indices are settled in cash, not in delivery of securities. The amount of cash received upon exercise of a stock option, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Investment Adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments.

     Each of the exchanges on which stock index options are traded has established limitations governing the maximum number of call or put options on the same index which may be bought by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of stock index options that a Fund may buy or sell. Although certain option exchanges attempt to provide continuously liquid markets in which holders of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds.

REPURCHASE AGREEMENTS

     A Fund may enter into repurchase agreements pursuant to which the Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

     The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser. The Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

     A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase price.

RESTRICTED SECURITIES

     The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the "Illiquid Securities" section, provided that a determination is made that an adequate trading market exists for such securities. The Funds may also purchase commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act ("4(2) Paper") without regard to the limitation on investments in illiquid securities, provided that a determination is made that an adequate trading market exists for such 4(2) Paper. The Investment Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper pursuant to procedures adopted by the Board of Trustees. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Investment Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

     Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase such securities.

RULE 144A SECURITIES

     A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, under procedures approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

     A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 33 1/3% of the Fund's total net assets.

     Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SWAP AGREEMENTS

     The Funds may enter into interest rate, index, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "normal amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may either be the buyer or the seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps involve more risk than if a Fund had invested in the reference obligation directly.

     Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to limit any potential leveraging of the Fund's portfolio. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account.

     Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Except as otherwise indicated in the Prospectus or in this SAI, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

TEMPORARY DEFENSIVE POSITIONING

     The investments and strategies described throughout the Prospectus are those the Investment Adviser intends to use under normal conditions. When the Investment Adviser determines that market conditions warrant, a Fund may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS ("UIT")

     A UIT is a type of investment company. Some ETFs are structured as UITs. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

     The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to the risks involved in the writing of options on securities described above under "Options."

     Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

ZERO COUPON BONDS

     Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

     Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of a Fund as the income accrues even though payment has not been received. Each Fund nevertheless is required to distribute all or substantially all of its net investment income, including the accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

OTHER INVESTMENTS

     The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

     The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. All percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

     Each Fund's investment objective is fundamental through the Horizon Date and may not be changed by the Board of Trustees without shareholder approval before the Horizon Date.

     Each Fund may not:

     (1) act as an underwriter of securities, except insofar as it may be deemed an underwriter in connection with the disposition of portfolio securities;

     (2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), except that it reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities;

     (3) purchase or sell physical commodities other than precious metals, provided that the Fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities;

     (4) make loans to other persons, but this restriction shall not prevent the Fund from (a) lending portfolio securities and (b) entering into repurchase agreements and purchasing debt instruments or interest of indebtedness in accordance with the Fund's investment objectives and policies to the extent such practices may be deemed loans;

     (5) borrow money except as permitted under the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time;

     (6)issue any senior security except to the extent permitted under the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time; or


     (7) make investments that will result in the concentration of 25% or more of its investments in the securities of issuers engaged primarily in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities.

     With respect to restriction (6), the 1940 Act prohibits a fund from issuing any senior securities, except for certain borrowings (as discussed below). The SEC staff has broadly interpreted senior security to include any type of transaction with the potential for leverage, including certain futures, options and other derivatives transactions, short sales, the purchase of securities on a when-issued or delayed-delivery basis or similar transactions with leverage potential. The SEC staff has indicated that transactions with the potential for leverage will not be treated as prohibited senior security issuances if the fund follows certain procedures to prevent losses from the potential leveraged aspect of these transactions. These procedures generally require the fund to segregate cash or liquid securities equal in value to the fund's potential exposure from the transaction or to cover the transaction through ownership of the instrument underlying the transaction.

                      NON-FUNDAMENTAL INVESTMENT POLICIES

     Each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board without shareholder approval. Each Fund may not:

     (a) purchase securities on margin or sell securities short, except (i) short sales against the box, (ii) for margin deposits in connection with futures contracts, options or other permitted investments, (iii) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (iv) that the Fund may obtain such short-term credits as may be deemed necessary for the clearance of securities transactions;

     (b) pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments;

     (c) purchase securities of another investment company, except to the extent permitted by the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time;

     (d) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities;

     (e) lend portfolio securities in an amount greater than one third of its total assets.

                       TRUSTEES AND OFFICERS OF THE TRUST

     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                           TERM OF                                             NUMBER OF
                                          OFFICE(1)                                          PORTFOLIOS IN
                                          AND LENGTH                                         FUND COMPLEX      OTHER TRUSTEESHIPS/
 NAME, ADDRESS, AGE AND POSITION(S)        OF TIME            PRINCIPAL OCCUPATION(S)         OVERSEEN BY      DIRECTORSHIPS HELD
             WITH TRUST                     SERVED             DURING PAST FIVE YEARS          TRUSTEE(2)          BY TRUSTEE
------------------------------------   ---------------   ---------------------------------   -------------   ----------------------
                                                        INDEPENDENT TRUSTEES
Leonard F. Amari                       Since December,   Partner at the law offices of            [29]       Director, United
c/o 161 North Clark Street                   2005        Amari & Locallo, a practice with                    Community Bank of
Chicago, IL 60601                                        exclusive concentration in real                     Lisle; Director,
Age: 63                                                  estate taxation and related                         Delaware Place Bank;
Trustee                                                  areas, since 1987; Special                          Trustee, John Marshall
                                                         Assistant Attorney General since                    Law School.
                                                         1986.

Robert A. Kushner                      Since December,   Retired. Vice President,                 [29]
c/o 161 North Clark Street                   2005        Secretary and General Counsel at
Chicago, IL 60601                                        Cyclops Industries, Inc.,
Age: 70                                                  1976-1992.
Trustee

Gregory T. Mutz                        Since December,   CEO of AMLI Residential                  [29]       Chairman of the Board
c/o 161 North Clark Street                   2005        Properties Trust (NYSE: AML) (a                     of AMLI Residential
Chicago, IL 60601                                        Multifamily REIT), a successor                      Properties Trust;
Age: 60                                                  company to AMLI Realty Co. since                    Director of Abt
Lead Independent Trustee                                 2004; Chairman of AMLI                              Associates Inc.
                                                         Residential Properties since                        (agribusiness);
                                                         1994; Vice Chairman of UICI                         Director of Alico,
                                                         (NYSE: UCI) (an insurance holding                   Inc. (agribusiness).
                                                         company) from 2003-2004;
                                                         President and CEO of UICI from
                                                         1999-2003; Chairman of Academic
                                                         Management Services Corp. (a
                                                         student loans and finance
                                                         company) from 2000-2003.

Robert B. Scherer                      Since December,   President of The Rockridge Group,        [29]       Director, Title
c/o 161 North Clark Street                   2005        Ltd., (title insurance industry                     Reinsurance Company
Chicago, IL 60601                                        consulting services) since 1994.                    (insurance for title
Age: 64                                                                                                      agents).
Trustee

Nathan Shapiro                         Since December,   President of SF Investments, Inc.        [29]       Director, Baldwin &
c/o 161 North Clark Street                   2005        (broker/dealer and investment                       Lyons, Inc. (property
Chicago, IL 60601                                        banking firm) since 1971.                           and casualty insurance
Age: 69                                                                                                      firm); Trustee.
Trustee

Denis Springer                         Since December,   Retired. Senior Vice President           [29]
c/o 161 North Clark Street                   2005        and Chief Financial Officer of
Chicago, IL 60601                                        Burlington Northern Santa Fe
Age: 60                                                  Corp. (railroad), 1995-1999.
Trustee

                                           TERM OF                                             NUMBER OF
                                          OFFICE(1)                                          PORTFOLIOS IN
                                          AND LENGTH                                         FUND COMPLEX      OTHER TRUSTEESHIPS/
 NAME, ADDRESS, AGE AND POSITION(S)        OF TIME            PRINCIPAL OCCUPATION(S)           OVERSEEN BY    DIRECTORSHIPS HELD
             WITH TRUST                     SERVED             DURING PAST FIVE YEARS           TRUSTEE(2)         BY TRUSTEE
------------------------------------   ---------------   ---------------------------------   -------------   ----------------------
                                                       INTERESTED TRUSTEES(3)
Stuart D. Bilton, CFA                  Since December,   Chief Executive Officer, Aston           [39]       Director, Baldwin &
c/o 161 North Clark Street                   2005        Asset Management LLC, since 2006;                   Lyons, Inc. (property
Chicago, IL 60601                                        Vice Chairman of ABN AMRO Asset                     and casualty insurance
Age: 59                                                  Management Holdings, Inc.                           firm); Director,
Chairman, Board of Trustees                              2003-2006; President and Chief                      Veredus Asset
                                                         Executive Officer of ABN AMRO                       Management LLC;
                                                         Asset Management Holdings, Inc.                     Director, TAMRO
                                                         from 2001-2003; President of                        Capital Partners LLC;
                                                         Alleghany Asset Management, Inc.                    Member of the Board of
                                                         from 1996-2001 (purchased by ABN                    Managers, River Road
                                                         AMRO in February 2001).                             Asset Management, LLC.

Julian Ide                             Since December,   Global Head of Funds Distributor         [33]       N/A
40161 North Clark St.                        2005        of ABN AMRO Asset Management
Chicago, IL 60601                                        Inc. since 2003, Managing Director
Age: 42                                                  of European Retail Business of
Trustee                                                  Schroeder Investment Management
                                                         International Limited from 2001-
                                                         2002; Chief Executive, VK Retail
                                                         of Merrill Lynch Investment
                                                         Managers from 2000-2001; Managing
                                                         Director and Head of Distributor
                                                         Sales, Merrill Lynch Investment
                                                         Managers from 1998-2000

                                                  OFFICER(S) WHO ARE NOT TRUSTEES
Kenneth C. Anderson                    Since December,   President, Aston Asset Management        N/A        N/A
c/o 161 North Clark Street                   2005        LLC, since 2006; President, ABN
Chicago, IL 60601                                        AMRO Structured Investment Funds
Age: 41                                                  and ABN AMRO Variable Insurance
President (Chief Executive                               Trust, since 2005; President and
Officer)                                                 Chief Executive Officer of ABN
                                                         AMRO Investment Fund Services,
                                                         Inc. (formerly known as Alleghany
                                                         Investment Services, Inc.)
                                                         1995-2006; Executive Vice
                                                         President of ABN AMRO Asset
                                                         Management (USA) LLC 2001-2005;
                                                         Director, ABN AMRO Trust Services
                                                         Company 2001-2005; Director,
                                                         TAMRO Capital Partners LLC and
                                                         Veredus Asset Management LLC
                                                         since 2001; Officer of the Trust
                                                         since 1993; CPA.

Gerald F. Dillenburg                   Since December,   Chief Compliance Officer and             N/A        N/A
c/o 161 North Clark Street                   2005        Chief Financial Officer, Aston
Chicago, IL 60601                                        Asset Management LLC, since 2006;
Age: 39                                                  Chief Financial Officer and Chief
Senior Vice President, Secretary and                     Compliance Officer, ABN AMRO
Treasurer (Chief Financial Officer,                      Structured Investment Funds and
Chief Operating Officer and Chief                        ABN AMRO Variable Insurance
Compliance Officer)                                      Trust, since 2005; Chief Senior
                                                         Managing Director ("SMD") of ABN
                                                         AMRO Investment Fund Services,
                                                         Inc. (formerly known as Alleghany
                                                         Investment Services, Inc.)
                                                         1996-2006; SMD of ABN AMRO Asset
                                                         Management Holdings, Inc. and ABN
                                                         AMRO Asset Management, Inc.
                                                         (formerly known as Chicago
                                                         Capital Management, Inc.)
                                                         2001-2006; Operations manager and
                                                         compliance officer of ABN AMRO
                                                         mutual funds 1996-2006; CPA.


----------
(1) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity or (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.


(2) Includes service on the Board of Trustees of the Aston Funds, a Delaware statutory trust.



(3) "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of his former affiliations with ABN AMRO Asset Management, Inc., which acts as the Funds' Investment Adviser, and related entities.


BOARD COMMITTEES

     The Board has three standing committees - an Audit Committee, a Nominating and Governance Committee and a Valuation Committee. Each committee is described below:

AUDIT COMMITTEE

     The Board of Trustees has established an Audit Committee consisting of five members, including a Chairman of the Committee. The Audit Committee members are [________________]. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees.

NOMINATING AND GOVERNANCE COMMITTEE

     The Trustees have also established a Nominating and Governance Committee consisting of five members, including a Chairman of the Committee. The Nominating and Governance Committee members are [________________]. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust's Secretary for the attention of the Chairman of the Nominating and Governance Committee.

VALUATION COMMITTEE

     The Trustees have also established a Valuation Committee consisting of three Trustees, including at least one Trustee who is not an "interested person" (as that term is defined in the 1940 Act). Currently, the Valuation Committee members are [_______________]. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Funds commenced operations on _________, 2006.

SHARE OWNERSHIP

     Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current trustee at _________, 2006.

                                                                       AGGREGATE DOLLAR RANGE
                                                                       OF EQUITY SECURITIES IN
                             DOLLAR RANGE OF EQUITY SECURITIES             ALL REGISTERED
                                      IN THE FUNDS(1)                   INVESTMENT COMPANIES
                       ---------------------------------------------   OVERSEEN BY TRUSTEE IN
                        HIPOINT     HIPOINT     HIPOINT     HIPOINT      FAMILY OF INVESTMENT
       TRUSTEE         2011 FUND   2013 FUND   2016 FUND   2021 FUND          COMPANIES
--------------------   ---------   ---------   ---------   ---------   -----------------------
INDEPENDENT TRUSTEES
Leonard F. Amari ...      None        None         None       None
Robert A. Kushner ..      None        None         None       None
Gregory T. Mutz ....      None        None         None       None
Robert B. Scherer ..      None        None         None       None
Nathan Shapiro .....      None        None         None       None
Denis Springer .....      None        None         None       None

INTERESTED TRUSTEES
Stuart D. Bilton ...      None        None         None       None
Julian Ide .........      None        None         None       None


----------
(1)  The Funds did not commence operations until ______, 2006.

     As of ____________, 2006, the Trustees and officers of the Trust as a group owned [less than 1%] of the outstanding shares of any class of each Fund.

OWNERSHIP IN SECURITIES OF THE INVESTMENT ADVISER AND RELATED COMPANIES

     As reported to the Funds, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of _____, 2006. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in the Investment Adviser or principal underwriter of the Funds and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Investment Adviser or principal underwriter of the Funds.

                                                                     VALUE OF
                       OWNER AND                                    SECURITIES        PERCENT OF
   INDEPENDENT      RELATIONSHIP TO                              ON AN AGGREGATE     CLASS ON AN
     TRUSTEE            TRUSTEE       COMPANY   TITLE OF CLASS        BASIS        AGGREGATE BASIS
-----------------   ---------------   -------   --------------   ---------------   ---------------
Leonard F. Amari
Robert A. Kushner
Gregory T. Mutz
Robert B. Scherer
Nathan Shapiro
Denis Springer

REMUNERATION

     The Trustees of the Trust who are not affiliated with the Investment Adviser receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. The Trustees receive $[____] for each regular Board Meeting attended and an annual retainer of $[____]. The

Trustees also receive $[____] per special telephonic board meeting and $[___] per Valuation Committee meeting. Members of the Audit Committee receive an annual retainer of $[___] and members of the Nominating and Governance Committee receive an annual retainer of $[____]. The Chairman of the Audit Committee receives an additional $[___] per year and the Chairman of the Nominating and Governance Committee receives an additional $[____] per year. The Lead Independent Trustee receives an additional $[____] per year. No officer or employee of the Investment Adviser or its affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, [except that the Chief Compliance Officer of the Trust has a portion of his compensation paid by the Funds.]


     The table below shows the estimated compensation that is to be paid to each of the Trustees for the Trust's first full fiscal year ended October 31, 2007.


                                                  PENSION OR RETIREMENT   ESTIMATED ANNUAL
                        AGGREGATE COMPENSATION    BENEFITS ACCRUED (AS      BENEFITS UPON    TOTAL COMPENSATION FROM
       TRUSTEE         RECEIVED FROM THE TRUST   PART OF FUND EXPENSES)      RETIREMENT       TRUST AND FUND COMPLEX
--------------------   -----------------------   ----------------------   ----------------   -----------------------
INDEPENDENT TRUSTEES
Leonard F. Amari               $[_____]                    N/A                   N/A                  $[___]
Robert A. Kushner               [_____]                    N/A                   N/A                   [___]
Gregory T. Mutz                 [_____]                    N/A                   N/A                   [___]
Robert B. Scherer               [_____]                    N/A                   N/A                   [___]
Nathan Shapiro                  [_____]                    N/A                   N/A                   [___]
Denis Springer                  [_____]                    N/A                   N/A                   [___]

INTERESTED TRUSTEE
Stuart D. Bilton                      0                    N/A                   N/A                       0
Julian Ide                            0                    N/A                   N/A                       0

                                 CODES OF ETHICS

     The Trust, its Investment Adviser and its principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Funds.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trust has delegated the voting of portfolio securities to the Funds' Investment Adviser on behalf of the Funds. The Investment Adviser has adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of a Fund's shareholders and those of the Investment Adviser. Copies of the Proxy Voting Policies and Procedures are included under Appendix A.

     After the Funds commence operations, information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on the Trust's Web site at [WWW.________.COM] and on the SEC's Web site at www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The Funds commenced operations on ___________, 2006. As the date hereof, _____ owned 5% or more of the outstanding shares of each class of each Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

     ABN AMRO Asset Management, Inc. ("AAAM") is the Investment Adviser to each Fund. AAAM is a member of the ABN AMRO group of companies and is located at 161 North Clark Street, Chicago, Illinois 60601. AAAM is owned by ABN AMRO Asset Management Holdings, Inc., which is a wholly-owned indirect subsidiary of ABN AMRO Bank N.V. The Administrator and AAAM are affiliated and under the common control of ABN AMRO Holding N.V.

     Pursuant to an Investment Advisory Agreement between each Fund and the Investment Adviser, each Fund pays the Investment Adviser a fee, payable monthly, as a percentage of average daily net assets, at the annual rate shown below. If a Fund's portfolio becomes solely invested in fixed income securities and cash equivalents, the management fees for the Fund will be reduced to __% until the Horizon Date for that Fund. The table also reflects the Investment Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Investment Adviser is contractually obligated to waive management fees and/or reimburse expenses through [_________, 2007] at the rates shown in the table.


                             GROSS ADVISORY FEE (AS       EXPENSE LIMITATION
                              A PERCENT OF AVERAGE         (AS A PERCENT OF
           FUND                 DAILY NET ASSETS)     AVERAGE DAILY NET ASSETS)
--------------------------   ----------------------   -------------------------
ABN AMRO HiPoint 2011 Fund
   Class A                            [___]%                    [___]%
ABN AMRO HiPoint 2013 Fund
   Class A                            [___]%                    [___]%
ABN AMRO HiPoint 2016 Fund
   Class A                            [___]%                    [___]%
ABN AMRO HiPoint 2021 Fund
   Class A                            [___]%                    [___]%


     Under each Investment Advisory Agreement, the Investment Adviser shall: (i) manage the investment and reinvestment of the assets of the Fund, (ii) continuously review, supervise and administer the investment program of the Fund, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Investment Adviser's activities which are required to be maintained by the Trust and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Investment Adviser's discharge of the foregoing responsibilities. The Investment Adviser shall discharge the foregoing responsibilities subject to the control of the officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust's then effective prospectuses and statement of additional information. The Investment Adviser may pay certain fees to service providers at its own expense.

     Under the Investment Advisory Agreements, the Investment Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

     PORTFOLIO MANAGERS

     The table below shows, for the portfolio managers of each Fund, the number of other registered investment companies, pooled investment vehicles and other accounts managed and the total assets in the accounts as of _______, 2006.

                                             TOTAL                NUMBER OF ACCOUNTS       TOTAL ASSETS IN
                                           NUMBER OF            MANAGED WITH ADVISORY     ACCOUNTS MANAGED
                                 TYPE OF    ACCOUNTS    TOTAL       FEE BASED ON          WITH ADVISORY FEE
       PORTFOLIO MANAGER         ACCOUNT    MANAGED    ASSETS        PERFORMANCE        BASED ON PERFORMANCE
       -----------------         -------   ---------   ------   ---------------------   --------------------
Mark den Hollander............     [__]       [__]     $[___]            [__]                  $[____]
Laurens Visser................     [__]       [__]     $[___]            [__]                  $[____]
Sergey Pergamentsev...........     [__]       [__]     $[___]            [__]                  $[____]
Marina Loscheva...............     [__]       [__]     $[___]            [__]                  $[____]

     Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including the Funds. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. The Investment Adviser has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     Compensation.

     [DESCRIPTION OF COMPENSATION TO COME BY AMENDMENT]

     Ownership of Securities. As of _________ __, 2006, the Funds had yet to commence operations and the portfolio managers did not beneficially own equity securities in any of the Funds.

THE ADMINISTRATOR


     As Administrator, Aston Asset Management, LLC ("Aston"), 161 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Trust pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.


     As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

     ADMINISTRATION FEES

             AVERAGE DAILY
              NET ASSETS
PERCENTAGE    (AGGREGATE)
----------   -------------
  [___%]        [______]
  [___%]        [______]
  [___%]        [______]

     CUSTODY LIAISON FEES

          AVERAGE DAILY
            NET ASSETS
  FEE      (EACH FUND)
  ---     -------------
$[____]     [_______]
$[____]     [_______]
$[____]     [_______]

THE SUB-ADMINISTRATOR


     PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and Aston pursuant to a Sub-Administration and Accounting Services Agreement. PFPC is a wholly owned subsidiary of PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp.


     As Sub-Administrator, PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Accounting Services Agreement with the Administrator.

     As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

SUB-ADMINISTRATION FEES

             AVERAGE DAILY
              NET ASSETS
PERCENTAGE    (AGGREGATE)
----------   -------------
  [___%]        [______]
  [___%]        [______]
  [___%]        [______]
  [___%]        [______]
  [___%]        [______]

     The Sub-Administrator also receives custody liaison fees in the amount of $[_____] per Fund per year.

THE DISTRIBUTOR

     ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which the Distributor sells shares of each Fund on a continuous basis. The Distributor is a wholly-owned subsidiary of PFPC Distributors, Inc. ("PFPC Distributors").

     The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).













SHAREHOLDER SERVICING PLAN

     The Trust has adopted a shareholder servicing plan for the Class A shares of each Fund, as applicable (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of up to [___]% of the average daily net assets of the Class A Shares of the Funds. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; subaccounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

     It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers. The Funds may pay third-party service providers up to [0.15%] for certain "transfer agency" services they provide. A Fund may also pay [$20] fee per account for underlying omnibus accounts when such Fund pays no other fee to the third-party service provider.

CUSTODIAN

     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of each Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Vedder, Price, Kaufman & Kammholz, P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60601, serves as counsel to the Trust.

     Mayer, Brown Rowe & Maw LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606 serves as counsel to the Independent Trustees.

     ______________, with offices at ______________________, is the Trust's independent registered public accounting firm.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Investment Adviser is responsible for decisions to buy and sell securities for each Fund, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Adviser will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

     The Investment Adviser attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if the Investment Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

     It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Funds to their customers. However, the Investment Adviser does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     The Investment Adviser effects portfolio transactions for other investment companies and other advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Adviser in servicing all of its accounts; not all such services may be used in connection with the Funds. The term "research services" may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts. The Investment Adviser will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Adviser, however, the results of such procedures will generally be in the best interest of each of the clients.

     The Investment Adviser or its affiliates may compensate intermediaries that distribute and/or service investors in the Funds for various services ("Intermediaries") out of their own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments are in addition to the payments by the Funds described in the Prospectus for distribution and/or shareholder servicing, if any. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and for sales of shares ("Additional Payments"). These Additional Payments made by the Adviser or its affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend a fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each fund within the ABN AMRO family of funds, including the Funds. In certain cases, the revenue sharing differs by Fund within the same intermediary. Revenue sharing may differ for the same Fund across certain intermediaries.

     A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the placing of certain Funds on a preferred or recommended fund list, access to an Intermediary's personnel, and other factors. In addition to such payments, the Investment Adviser or its affiliates may offer other incentives, such as sponsorship of educational or client seminars.

PORTFOLIO TURNOVER

     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable federal income tax treatment. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxable as long-term capital gain. Net short-term capital gains of the Funds (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable as ordinary income. See "Federal Income Taxes."

     Because of the Funds' investment strategies relating to derivatives, it is anticipated that the Funds will have substantial turnover of investments with maturities and expirations of one year or less, which will not be reflected in a Fund's portfolio turnover rate.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     Each Fund's portfolio holdings as of the end of each calendar month are generally posted on the Funds' Web site, www._____.com, on or about the twentieth day after the month-end. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.

     The Trust's policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Funds' service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds' Custodian, pricing services, fund accountants, Investment Adviser, Administrator, Sub-Administrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Funds or their duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund's best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site. A list of the third parties (other than service providers) that receive the Funds' portfolio holdings information prior to its public disclosure as well as the frequency and the lag time between the date of the information and the date it is disclosed to them is provided below:

              NAME                 FREQUENCY   FUNDS   LAG TIME
              ----                 ---------   -----   --------
Forbes                             Quarterly    All     15 days
Investment Company Institute       Quarterly    All     15 days
Lipper                             Quarterly    All     15 days
Morningstar, Inc.                  Quarterly    All     15 days
Standard & Poor's                  Quarterly    All     15 days
Value Line                         Quarterly    All     15 days
Thomson Financial - Weisenberger   Quarterly    All     15 days

     Disclosure of the Funds' portfolio holdings information as an exception to the Trust's policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust's policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

     Each Fund discloses its portfolio holdings to the extent required by law.

                             DESCRIPTION OF SHARES


     Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, only Class A shares have been authorized and issued by each Fund. Class A shares are subject to an initial sales charge (described below). Class A shares are also subject to a shareholder service fee with a maximum annual fee of [___]% of average daily net assets. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.


MINIMUM INITIAL INVESTMENTS


     There is a minimum initial investment of $2,500 for Class A shares of each Fund and a $50 minimum subsequent investment. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser, Administrator and their affiliates. There is a sales load or charge in connection with the purchase of shares, which is discussed below. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.


ANTI-MONEY LAUNDERING LAWS

     The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

CUSTOMER IDENTIFICATION PROGRAM

     Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Structured Investment Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Structured Investment Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Structured Investment Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Structured Investment Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

VOTING RIGHTS


     Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences, rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. On any matter submitted to a vote of Trust shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.


SHAREHOLDER MEETINGS

     The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Funds. The Board of Trustees has undertaken to the SEC, however, that it will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

     Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES


     Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.

OPTIONS ON THE HORIZON DATE

     The Trust Instrument provides that upon each Fund's Horizon Date, the Board of Trustees may without the vote of the Fund's shareholders (i) continue the operation of a Fund after the Horizon Date without the benefit of a Protected Value feature; (ii) continue the operation of a Fund by setting a new Horizon Date with a Protected Value feature; (iii) terminate the Fund as of the Horizon Date; or (iv) take any other actions the Board of Trustees determines is in the best interests of the Fund's shareholders, provided that shareholder approval is not required by applicable law. Upon making reasonable provision, in the determination of the Board of Trustees for the payment of the Protected Value, the Board of Trustees shall distribute the proceeds or assets (as the case may be) of each Fund or class ratably among the holders of shares of that Fund or class then outstanding.

                                NET ASSET VALUE

     The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading (typically 4:00 p.m. Eastern time). The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

     Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

                       PURCHASE AND REDEMPTION OF SHARES

     A description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Information."

PURCHASES

     Shares of the Funds can generally only be purchased directly through the Funds or through broker-dealers, bank trust departments, financial advisers or similar financial intermediaries. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, an investor's order for any class of shares must be received in good order by the close of the regular trading session of the NYSE as described above under "Net Asset Value."

     CLASS A SHARES

     Class A shares of each Fund are sold to investors at the net asset value next determined after receipt of a purchase or exchange order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table below. The Fund receives the net asset value. The sales charge is allocated between the investor's financial intermediary and the Distributor, as shown in the table, except where the Distributor, in its discretion, allocates up to the entire amount to the investor's financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of net amount invested, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table below. The dollar amount of an investor's initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although an investor pays no initial sales charge on purchases of $1,000,000 or more, the Distributor may pay, from its own resources, a commission to the investor's financial intermediary on such investments.

                                     SALES CHARGE AS A   SALES CHARGE AS A   AMOUNT OF SALES CHARGE REALLOWED TO
                                      PERCENTAGE OF      PERCENTAGE OF NET      FINANCIAL INTERMEDIARIES AS A
            INVESTMENT              OFFERING PRICE (1)    AMOUNT INVESTED        PERCENTAGE OF OFFERING PRICE
            ----------              ------------------   -----------------   -----------------------------------
Less than $50,000                       [___]%                 [___]%                       [___]%
$50,000 but less than $100,000          [___]%                 [___]%                       [___]%
$100,000 but less than $250,000         [___]%                 [___]%                       [___]%
$250,000 but less than $500,000         [___]%                 [___]%                       [___]%
$500,000 but less than $1,000,000       [___]%                 [___]%                       [___]%
$1,000,000 or more                      [___]% (2)                                          [___]%

----------
(1)  Offering Price includes the initial sales charge.

(2) A contingent deferred sales commission (CDSC) of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within twelve months of purchase. See "Large Order NAV Purchase Privilege" below.

     As described in the Prospectus, there are several ways investors can combine multiple purchases of Class A shares of the Funds to take advantage of lower sales charges.







REDEMPTIONS

     Redemptions, like purchases, can generally only be effected directly through the Funds or through broker-dealers, bank trust departments, financial advisers or similar financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

     Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires a Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Funds will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder will be taxed on the in-kind distribution and might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.




     A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption proceeds of the Class A shares redeemed.










     PROCESSING OR SERVICE FEES

     Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Investors should consult their broker-dealer for specific information about any processing or service fees they may be charged.

                                   DIVIDENDS

     Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income tax.




                              FEDERAL INCOME TAXES

     Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

     In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and
(iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than government securities and securities of other regulated investment companies) of any one issuer, of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or of the securities of one or more qualified publicly traded partnerships.


     To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income or gains paid to shareholders in the form of dividends or capital gains distributions.

     If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received.

     Zero Coupon Treasuries in which the Funds will invest are issued and traded at a discount from their face value. The Funds will treat the difference between the purchase price of a Zero Coupon Treasury and its face value (i.e., stated redemption price at maturity) as "original issue discount." Current federal tax law requires the Funds to accrue a portion of the original issue discount each year and recognize the accrued amount as interest income, even though a Fund does not receive a current cash payment until the bond matures. Thus, original issue discount is accrued over the life of the bond so that the discount approaches zero as the bond nears maturity. In order to qualify as a "regulated investment company" under the Code, each Fund must distribute its investment company income, including original issue discount accrued on Zero Coupon Treasuries, annually. Because the Funds do not receive a current cash payment in the amount of the accrued discount, a Fund may have to obtain cash from other sources to satisfy distribution requirements of the Code.

     If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.


     Certain options, futures contracts and options on futures contracts utilized by the Funds, including generally broad based equity index futures contracts and exchange traded options on such indices are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as sixty percent long-term capital gain or loss, and the remainder as short-term capital gain or loss ("60/40 gain or loss"). Gain or loss recognition on actual sales of Section 1256 contracts is also treaded as 60/40 gain or loss.


     A Fund's transactions, if any, in forward contracts, options, futures contracts and hedged investments will be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer the Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions, which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company, and minimize the imposition of income and excise taxes.


     Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. For taxable years beginning on or before December 31, 2010, distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than "qualified dividend income," if any, will be taxable to shareholders as ordinary income. Distributions of "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements are satisfied. The Funds do not anticipate distributing significant amounts, if any, of qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum rate of 15%, without regard to how long a shareholder has held shares of a Fund. The 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Under certain circumstances, shareholders of a Fund may exchange their shares for shares of the same class of certain other funds (the "reinvested shares"). If a shareholder (other than tax-exempt accounts) makes such an exchange, the shareholder will recognize a capital gain or loss for federal income tax purposes measured by the difference between the value of the reinvested shares and the basis of the exchanged shares. Upon the exchange of shares (or the reinvestment in shares of the same Fund) which were purchased subject to a sales charge and held less than 91 days, the lesser of (1) the sales charge incurred on the exchanged shares or
(2) the sales charge waived on the reinvested shares is included in the basis of the reinvested shares and is not included in the basis of the exchanged shares. If a shareholder realizes a loss on the redemption of a Fund's shares and reinvests in shares of the same Fund within the period beginning 30 days before and ending 30 days after the redemption, the transactions may be subject to the wash sale rules resulting in a disallowance of such loss for federal income tax purposes.


     Each of the Funds will notify its shareholders each year of the amount and type of dividends and distributions.



     Treasury Regulations provide that if a shareholder recognizes a loss with respect to Fund shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for shareholders who are individuals, S corporations or trusts, or $10 million or more in a single taxable year (or $20 million or more in any combination of taxable years) for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their particular circumstances.


OTHER TAXES

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty). Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by the Funds to non-U.S. investors. Effective for taxable years of a Fund beginning before January 1, 2008, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.

                             PERFORMANCE INFORMATION

     From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

     From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

                              FINANCIAL STATEMENTS

     [To be filed by Amendment]

                                OTHER INFORMATION

     The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

                      PROXY VOTING POLICIES AND PROCEDURES

                           [To be filed by amendment]

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.


      (a)   Trust Instrument dated December 14, 2005. (1)

      (b)   By-Laws. (1)

      (c)   Not applicable.

      (d) Investment Management Agreements for ABN AMRO Target Horizon S&P 2013 Fund, ABN AMRO Target Horizon S&P 2016 Fund, ABN AMRO Target Horizon S&P 2021 Fund, ABN AMRO Target Horizon EAFE 2013 Fund, ABN AMRO Target Horizon EAFE 2016 Fund and ABN AMRO Target Horizon EAFE 2021 Fund. (*)

      (e) Distribution Agreement between Registrant and ABN AMRO Distribution Services (USA), Inc. (*)

      (f)   Not applicable.

      (g) Custodian Services Agreement by and between Registrant and PFPC Trust Company. (*)

      (h)   (1)   Transfer Agency Services Agreement between
                  Registrant and PFPC, Inc. (*)

            (2) Administration Agreement between Registrant and ABN AMRO Investment Fund Services, Inc. (*)

            (3) Sub-Administration and Accounting Services Agreement between ABN AMRO Investment Fund Services, Inc. and PFPC Inc. (*)

      (i)   Opinion and Consent of Vedder, Price, Kaufman & Kammholz, P.C. (*)

      (j)   Opinion of Independent Registered Public Accounting Firm. (*)

      (k)   Not applicable.

      (l)   Subscription Agreement. (*)

      (m)   (1)   Shareholder Servicing Agent Agreement. (*)

            (2)   Shareholder Service Plan for Class A Shares. (*)

            (n)   Not applicable.

            (o)   Power of Attorney dated December 15, 2005. (1)

            (p)   (1)   Code of Ethics of ABN AMRO Structured Investment
                        Funds. (*)

                  (2)   Code of Ethics of ABN AMRO Asset Management, Inc. (*)

----------

(*)  To be filed by amendment.

(1) Incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on February 1, 2006 (File Nos. 811-21844 and 333-131459).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and Trustees from and against any and all claims and demands whatsoever.

Section 10.2 of the Registrant's Trust Instrument provides as follows:

      10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

      The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

      10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER.

ABN AMRO ASSET MANAGEMENT, INC.

ABN AMRO Asset Management, Inc. ("AAAM, Inc.") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant. See "Management of the Funds" in the Prospectus and "Management of the Trust" in the Statement of Additional Information for more information regarding the business of the Investment Adviser.

The principal occupations of the directors and officers of AAAM, Inc. are their services as directors and officers of the Investment Adviser. The address of AAAM, Inc. is 161 North Clark Street, Chicago, Illinois 60601.

Set forth below is information as to any other business, profession, vocation and employment of a substantial nature in which each officer of AAAM, Inc. is, or at any time during the last two fiscal years has been, engaged for their own account or in the capacity of director, officer, employee, partner or trustee:


  NAME AND POSITION WITH
    INVESTMENT ADVISER                     NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
------------------------------    ---------------------------------------    ---------------------------------------
Robert Antognoli                  ABN AMRO Trust Services Company             Vice President
Managing Director                 LaSalle Bank N.A.                           Senior Vice President


Nancy Holland                     ABN AMRO Asset Management Holdings, Inc.    President
Interim President and CEO         ABN AMRO Investment Fund Services, Inc.     Board Member
                                  ABN AMRO Investment Funding Company         President

 NAME AND POSITION WITH
   INVESTMENT ADVISER                           NAME OF OTHER COMPANY                        CONNECTION WITH OTHER COMPANY
------------------------       -------------------------------------------------------  --------------------------------------
Constance Christian
Assistant Vice President

Richard Drake                  ABN AMRO Trust Services Company                          Vice President
Senior Managing Director       LaSalle Bank N.A.                                        Senior Vice President

Martin Eisenberg               ABN AMRO Asset Management Holdings, Inc.                 Vice President
Vice President                 ABN AMRO Trust Services Company                          Vice President
                               ABN AMRO Investment Fund Services, Inc.                  Vice President
                               AANAH Holding LLC                                        Treasurer & Vice President
                               AANAH Holding LLC II                                     Treasurer & Vice President
                               AANAH Holding LLC III                                    Treasurer & Vice President
                               ABN AMRO Advisory, Inc.                                  Vice President
                               ABN AMRO Associates Corp.                                Vice President
                               ABN AMRO Capital (USA) Inc.                              Vice President
                               ABN AMRO Capital Funding LLC I                           Vice President
                               ABN AMRO Capital Funding LLC II                          Vice President
                               ABN AMRO Clearing and Management Services, Inc.          Vice President
                               ABN AMRO Commodity Finance, Inc.                         Vice President
                               ABN AMRO Financial Services, Inc.                        Vice President
                               ABN AMRO Fund Services, Inc.                             Vice President
                               ABN AMRO Funding Corporation                             Vice President
                               ABN AMRO Incorporated                                    Vice President
                               ABN AMRO Leasing, Inc.                                   Vice President
                               ABN AMRO Mezzanine Management I, Inc.                    Vice President
                               ABN AMRO Mezzanine Management II, Inc.                   Vice President
                               ABN AMRO Mortgage Brokerage Group, Inc.                  Vice President
                               ABN AMRO Mortgage Corporation                            Vice President
                               ABN AMRO Mortgage Group, Inc.                            Vice President
                               ABN AMRO North America Capital Funding LLC I             Director, Manager and Vice President
                               ABN AMRO North America Capital Funding LLC II            Director, Manager and Vice President
                               ABN AMRO North America Capital Funding Trust I           Trustee
                               ABN AMRO North America Capital Funding Trust II          Trustee
                               ABN AMRO North America Finance, Inc.                     Vice President
                               ABN AMRO North America Holding Capital Funding LLC I     Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC II    Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC III   Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC IV    Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC IX    Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC V     Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC VI    Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC VII   Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC VIII  Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC X     Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC XI    Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC XII   Director, Manager, Treasurer and VP

 NAME AND POSITION WITH
   INVESTMENT ADVISER                           NAME OF OTHER COMPANY                           CONNECTION WITH OTHER COMPANY
------------------------       -------------------------------------------------------     --------------------------------------
                               ABN AMRO North America Holding Capital Funding LLC XIII     Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC XIV      Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC XIX      Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC XV       Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC XVI      Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC XVII     Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Capital Funding LLC XVIII    Director, Manager, Treasurer and VP
                               ABN AMRO North America Holding Company                      Vice President
                               ABN AMRO North America Holding Preferred Exchange LLC       Manager, Treasurer and Vice President
                               ABN AMRO North America Holding Preferred Exchange LLC II    Manager, Treasurer and Vice President
                               ABN AMRO North America Holding Preferred Exchange LLC III   Manager, Treasurer and Vice President
                               ABN AMRO North America Holding Preferred Holding LLC        Manager, Treasurer and Vice President
                               ABN AMRO North America Holding Preferred Holding LLC II     Manager, Treasurer and Vice President
                               ABN AMRO North America Holding Preferred Holding LLC III    Manager, Treasurer and Vice President
                               ABN AMRO North America Preferred Exchange LLC I             Manager
                               ABN AMRO North America Preferred Exchange LLC II            Manager
                               AANA Preferred Funding Trust I                              Trustee
                               AANA Preferred Funding Trust II                             Trustee
                               ABN AMRO North America Preferred Holding LLC I              Manager
                               ABN AMRO North America Preferred Holding LLC II             Manager
                               ABN AMRO North America Inc.                                 Group Senior Vice President
                               ABN AMRO Preferred Capital Trust I                          Vice President
                               ABN AMRO CCC Private Equity Investments, Inc.               Vice President
                               ABN AMRO Retail Group LLC                                   Vice President
                               ABN AMRO Services Company, Inc.                             Vice President
                               ABN AMRO Trust Services Company                             Vice President
                               ABN AMRO WCS Holding Company                                Vice President
                               ABN AMRO Wholesale Holding, Inc.                            Vice President
                               Cairo Procurement Services LLC                              Manager and Vice President
                               Chicago Capital Management, Inc.                            Vice President
                               CNBC Development Corporation                                Vice President
                               CNBC Leasing Corporation                                    Vice President
                               DBI Holdings, Inc.                                          Vice President
                               ENB Realty Company, Inc.                                    Vice President
                               Eureka Service Corporation                                  Vice President
                               Lakeside Drive LLC                                          Vice President
                               LaSalle Bank National Association                           Vice President
                               LaSalle Business Credit, Inc.                               Vice President
                               LaSalle Community Development Corporation                   Vice President
                               LaSalle Distributors, Inc.                                  Vice President
                               LaSalle Funding L.L.C.                                      Vice President
                               LaSalle National Leasing Corporation                        Vice President
                               LaSalle Street Capital, Inc.                                Vice President
                               LaSalle Trade Services Corporation                          Vice President
                               LaSalle Trade Services Limited                              Vice President
                               Lease Plan Illinois, Inc.                                   Vice President
                               Lease Plan North America, Inc.                              Vice President
                               Netherlands Trading Society East, Inc.                      Vice President
                               Portal Funds, Inc.                                          Vice President
                               Rob-Wal Investment Co.                                      Vice President
                               Stan Fed Proprietary Investment Company I                   Vice President
                               Stan Fed Proprietary Investment Company II                  Vice President
                               Standard Federal Bank Community Development Corporation     Vice President
                               Standard Federal Bank National Association                  Vice President
                               Standard Federal International LLC                          Vice President
                               Standard Financial Corporation                              Vice President
                               Sutton Park LLC                                             Vice President

Peter Fasone
Vice President

John Finley                    LaSalle Bank N.A.                                           Vice President
Vice President

William Finley                 ABN AMRO Trust Services Company                             Vice President
Senior Managing Director       LaSalle Bank N.A.                                           Group Senior Vice President

 NAME AND POSITION WITH
   INVESTMENT ADVISER                   NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
------------------------       ----------------------------------------    ---------------------------------
Anthony Ford
Vice President

Thomas Forsha                  ABN AMRO Investment Trust Company           Assistant Vice President
Assistant Vice President       LaSalle Bank, N.A.                          Assistant Vice President

Michael Gasparac
Vice President

Rebecca Garces
Vice President

Steven Haldi                   LaSalle Bank N.A.                           Vice President
Managing Director

Nancy Holland
Managing Director

Kevin Kehres                   ABN AMRO Trust Services Company             Vice President
Managing Director              LaSalle Bank N.A.                           Vice President

Timothy Kelly
Assistant Vice President

Thomas Kmiotek
Vice President

Todd W. Larson                 LaSalle Bank N.A.                           Assistant Vice President
Assistant Vice President

Scott Marinko
Managing Director

Bernard F. Myszkowski          ABN AMRO Investment Trust Company           Chief Equity Officer
Executive Vice President
and Managing Director

Seymour A. Newman              ABN AMRO Asset Management Holdings, Inc.    EVP, CFO, Treasurer and Secretary
Director, Executive Vice       ABN AMRO Investment Fund Services, Inc.     Director, EVP, CFO, Treasurer and
President, Chief Financial                                                 Secretary
Officer, Treasurer and         ABN AMRO Investment Trust Company           EVP, CFO, Director and Secretary
Secretary                      TAMRO Capital Partners LLC                  EVP, CFO, Treasurer and Secretary


 NAME AND POSITION WITH
   INVESTMENT ADVISER                   NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
------------------------       ----------------------------------------    -----------------------------------
Joseph Pavnica
Assistant Vice President

Simon Reeves                   LaSalle Bank N.A.                           Vice President
Managing Director

Robert Romanik
Investment Officer

Marcia Roth
Assistant Vice President

George Rudawski
Investment Officer

Randall Rynearson
Vice President

Jose Santillan
Senior Vice President

Timothy Scanlan                ABN AMRO Investment Trust Company           Vice President
Vice President                 ABN AMRO Distribution Services (USA) Inc.   Registered Representative

Fred Senft Jr.
Managing Director

Timothy Sheehan                LaSalle Bank N.A.                           Officer
Officer

Steven Sherman
Assistant Vice President

Kevin Silverman
Vice President

Steven Smart-O'Connor
Vice President

Gregg Smolenski                ABN AMRO Distribution Services (USA) Inc.   Registered Representative
Senior Vice President

Carla V. Stracten
Director, Executive Vice
President and Director of
Marketing/Client Service

Edward Thomas                  ABN AMRO Distribution Services (USA) Inc    Vice President
Vice President

Charles Ullerich
Vice President

Kristine Victory
Assistant Vice President

Ann Weis                       ABN AMRO Asset Management Holdings, Inc.    Vice President, Assistant Secretary
Assistant Secretary            ABN AMRO Investment Fund Services, Inc.     Assistant Secretary
                               ABN AMRO Investment Trust Company           Assistant Secretary
                               TAMRO Capital Partners LLC                  Assistant Secretary

Paul Wojtyla                   ABN AMRO Investment Trust Company           Assistant Vice President
Assistant Vice President       TAMRO Capital Partners LLC                  Assistant Vice President
                               LaSalle Bank N.A.                           Assistant Vice President
                               ABN AMRO Distribution Services (USA) Inc.   Registered Representative

NAME AND POSITION WITH
  INVESTMENT ADVISER                    NAME OF OTHER COMPANY                 CONNECTION WITH OTHER COMPANY
----------------------         ----------------------------------------    -----------------------------------
Todd J. Youngberg, CFA
Managing Director

ITEM 27. PRINCIPAL UNDERWRITER.

      (a) ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), principal distributor for the Registrant, also acts as distributor for the following investment companies: ABN AMRO Funds.

      (b) Information regarding the directors and officers of ABN AMRO Distribution Services (USA) Inc. is as follows:


         NAME                             POSITIONS AND OFFICES WITH REGISTRANT                   POSITIONS WITH REGISTRANT
------------------------      ------------------------------------------------------------     --------------------------------
Brian R. Burns                Chairman, Chief Executive Officer and President
Michael DeNofrio              Director
Nicholas M. Marsini, Jr.      Director
Bruno DiStefano               Vice President
Susan K. Moscaritolo          Vice President
Craig Stokarski               Treasurer and Financial and Operations Principal
Rita G. Adler                 Chief Compliance Officer
Christine P. Ritch            Chief Legal Officer, Assistant Secretary and Assistant Clerk
Steven B. Sunnerberg          Secretary and Clerk
Douglas D. Castagna           Controller and Assistant Treasurer
John Munera                   Anti-Money Laundering Officer
Carol Bommarito               Assistant Vice President
Jason Greim                   Assistant Vice President
Bradley A. Stearns            Assistant Secretary and Assistant Clerk
Amy E. Brennan                Assistant Secretary and Assistant Clerk
Julie Bartos                  Assistant Secretary and Assistant Clerk

      (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained at the following locations:

ADVISER

ABN AMRO ASSET MANAGEMENT, INC., 161 North Clark Street, Chicago, IL 60601

CUSTODIAN

PFPC TRUST COMPANY, 8800 Tinicum Boulevard, Philadelphia, PA, 19153.

SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT

PFPC INC., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR

ABN AMRO DISTRIBUTION SERVICES (USA), INC., 3200 Horizon Drive, King of Prussia, PA 19406

ITEM 29. MANAGEMENT SERVICES.

Not Applicable.

ITEM 30. UNDERTAKINGS.

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, ABN AMRO Structured Investment Funds, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois, on the 18th day of July, 2006.


                                ABN AMRO Structured Investment Funds

                                By /s/ Kenneth C. Anderson
                                   ---------------------------------------------
                                   Kenneth C. Anderson, President & Chief
                                   Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of ABN AMRO Structured Investment Funds has been signed below by the following persons in the capacities indicated on the 18th day of June 2006.




Stuart D. Bilton*                            Chairman, Board of Trustees
-------------------------
Stuart D. Bilton

Nathan Shapiro*                                        Trustee
-------------------------
Nathan Shapiro

Gregory T. Mutz*                                       Trustee
-------------------------
Gregory T. Mutz

Leonard F. Amari*                                      Trustee
-------------------------
Leonard F. Amari

Robert A. Kushner*                                     Trustee
-------------------------
Robert A. Kushner

Robert B. Scherer*                                     Trustee
-------------------------
Robert B. Scherer

Denis Springer*                                        Trustee
-------------------------
Denis Springer

Julian Ide*                                            Trustee
-------------------------
Julian Ide

/s/ Kenneth C. Anderson                               President                       July 18, 2006
-------------------------                     (Chief Executive Officer)
Kenneth C. Anderson

/s/ Gerald F. Dillenburg            Secretary, Treasurer & Senior Vice President      July 18, 2006
-------------------------            (Chief Financial Officer, Chief  Operating
Gerald F. Dillenburg                    Officer and Chief Financial Officer)

* Signed by Gerald F. Dillenburg pursuant to a Power of Attorney incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on February 1, 2006 (File Nos. 811-21844 and 333-131459).

/s/ Gerald F. Dillenburg                                   July 18, 2006
---------------------------------
Gerald F. Dillenburg
Attorney-In-Fact

                                  EXHIBIT INDEX

ITEM 23


EXHIBITS       DOCUMENT
None